UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             May 31

Date of reporting period:             May 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

May 31, 2013

DBX ETF Trust

db X-trackers MSCI Brazil Hedged Equity Fund (DBBR)

(formerly known as db-X MSCI Brazil Currency-Hedged Equity Fund)

db X-trackers MSCI EAFE Hedged Equity Fund (DBEF)

(formerly known as db-X MSCI EAFE Currency-Hedged Equity Fund)

db X-trackers MSCI Emerging Markets Hedged Equity Fund (DBEM)

(formerly known as db-X MSCI Emerging Markets Currency-Hedged Equity Fund)

db X-trackers MSCI Germany Hedged Equity Fund (DBGR)

(formerly known as db-X MSCI Canada Currency-Hedged Equity Fund)

db X-trackers MSCI Japan Hedged Equity Fund (DBJP)

(formerly known as db-X MSCI Japan Currency-Hedged Equity Fund)

DBX ETF Trust

TO OUR SHAREHOLDERS: (Unaudited)

Dear Shareholder,

We are pleased to present this Annual Report for DBX ETF Trust, which covers the year ended May 31, 2013.

We believe that these funds fill a need in the marketplace by offering investors direct access to global markets with a built-in hedge against currency fluctuations. These ETFs provide investors direct access to some of the world’s most significant international markets with the goal of allowing investors to better manage their portfolios currency risk.

Perhaps no fund better exemplified the impact of currency returns on international investments than the db X-trackers MSCI Japan Hedged Equity Fund (DBJP). Due to an increase in the Bank of Japan’s stated inflation target, the Japanese yen weakened significantly over the period. While the MSCI Japan unhedged index returned 26.32% for the period, the steadily weakening yen contributed to a 60.22% return in the MSCI Japan US Dollar Hedged Index and a 59.04% return for DBJP. Of course, these returns were achieved during market conditions that were favorable to DBJP’s investment strategy, and such returns should not be expected over the long term.

Japan should serve as an example to investors considering international investments. While the yen was an extreme example, the possible effects of currency moves on fund performance are evident.

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex Depetris Chairman, President and Chief Executive Officer July 26, 2013

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Past performance is no guarantee of future results. Fund performance assumes reinvestment of dividends and capital gains distributions. A Fund’s net asset value (“NAV”) return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. The most recent month end performance may be obtained by visiting www.dbxus.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

This Page is Intentionally Left Blank

DBX ETF Trust

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

During the period, global equity markets moved steadily higher as US economic fundamentals continued to improve and fears surrounding eurozone solvency waned. While equities rose, the US dollar overcame a 2012 end of year decline to finish higher for the period as measured by the DXY index, an index measuring the value of the dollar against a basket of currencies including the Euro, Great British pound, Japanese yen, Canadian dollar, Swedish krona and the Swiss franc.

For the year ended May 31, 2013, the db X-trackers MSCI Brazil Hedged Equity Shares returned 1.43%, compared with the Underlying Index return of 2.65%. Fund returns were positively impacted by strength in Brazilian equity markets during the period, specifically in the Financials and Consumer Staples sectors. The fund’s currency hedge had little effect on the period’s return as the Brazilian Real finished mostly unchanged.

For the year ended May 31, 2013, the db X-trackers MSCI EAFE Hedged Equity Shares returned 35.60%, compared with the Underlying Index return of 36.17%. The fund’s returns were positively impacted by strong performance in equities, with all 22 of the countries represented in the index contributing positive returns during the period. Specifically, high allocations and strength in French, British and Japanese securities positively impacted fund performance. Positive performance was enhanced by strong performance in the fund’s currency hedges. Since the currency hedges involve short positions in foreign currencies, the fund benefitted from a significant decline in the Japanese yen.

For the year ended May 31, 2013, the db X-trackers MSCI Emerging Markets Hedged Equity Shares returned 6.54%, compared with the Underlying Index return of 10.96%. The fund’s returns were positively impacted by strong performance in equities, with 17 of the 21 countries represented in the index contributing positive returns during the period. Specifically, high allocations and strength in Chinese, South Korean and Taiwanese securities positively impacted fund performance. Positive performance was partially offset by weak performance in the fund’s currency hedges. Since the currency hedges involve short positions in foreign currencies, the fund was negatively impacted by strength in Chinese remnimbi and Korean won.

For the year ended May 31, 2013, the db X-trackers MSCI Germany Hedged Equity Fund (formerly, db X-trackers MSCI Canada Hedged Equity Fund) returned 11.86%, compared with the Underlying Index return of 12.10%. Prior to May 31, 2013, the Fund sought investment results that corresponded generally to the performance, before fees and expenses, of the MSCI Canada US Dollar Hedged Index. During that period, Fund returns were positively impacted by strength in Canadian equity markets, specifically in the Financials, Energy and Industrials sectors. The positive returns in the equity markets were partially offset by losses on the fund’s currency hedges, with the Canadian dollar appreciating slightly during the period. On May 31, 2013, the Fund adopted its current name and changed its investment objective to seeking investment results that corresponded generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index.

For the year ended May 31, 2013, the db X-trackers MSCI Japan Hedged Equity Shares returned 59.04%, compared with the Underlying Index return of 60.22%. The fund’s returns were positively impacted by strength in Japanese equity markets, specifically Financial, Consumer Discretionary and Industrial securities. The fund was also positively impacted by gains in the fund’s currency hedges, with the Japanese yen weakening 22.08% versus the dollar during the period.

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Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxus.com. See pages 4-13 of this report for additional performance information, including performance data based on market value.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Brazil Fund (DBBR) (Unaudited)

The db X-trackers MSCI Brazil Hedged Equity Fund (formerly known as db-X MSCI Brazil Currency-Hedged Equity Fund) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

For the year ended May 31, 2013, the db X-trackers MSCI Brazil Hedged Equity Fund ‘s net asset value increase of 1.43%, compared to a increase of 2.65% for the Underlying Index and 2.78% for its benchmark index, the MSCI Brazil Index.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	1.43%	-0.44%	2.65%	2.78%
Since Inception[1]	-6.83%	-8.00%	-4.43%	-13.03%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	1.43%	-0.44%	2.65%	2.78%
Since Inception[1]	-13.06%	-15.22%	-8.59%	-24.16%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 31, 2013, was 0.60%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Brazil Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Brazil. The MSCI Brazil US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Brazil Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Brazil Fund (DBBR) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBBR2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 6/9/11.

Sector Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/13

Description	Shares	Value	% of Net Assets
Petroleo Brasileiro SA, Preferred Stock	70,575	$660,672	8.5%
Itau Unibanco Holding SA, Preferred Stock	42,165	637,849	8.3%
Banco Bradesco SA	35,357	566,722	7.3%
Petroleo Brasileiro SA	50,011	442,948	5.7%
Cia de Bebidas das Americas, Preferred Stock	11,477	439,135	5.7%
Vale SA, Preferred Stock	31,940	427,248	5.5%
Vale SA	21,961	312,219	4.0%
BRF — Brasil Foods SA	11,080	258,246	3.3%
Itausa — Investimentos Itau SA, Preferred Stock	48,076	211,446	2.7%
BM&FBovespa SA	31,646	207,595	2.7%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI EAFE Fund (DBEF) (Unaudited)

The db X-trackers MSCI EAFE Hedged Equity Fund (formerly known as db-X MSCI EAFE Currency-Hedged Equity Fund) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of May 31, 2013, the Index included securities from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

For the year ended May 31, 2013, the db X-trackers MSCI EAFE Hedged Equity Fund’s net asset value increase of 35.60%, compared with a increase of 36.17% for the Underlying Index and 31.62% for its benchmark index, the MSCI EAFE Index.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	35.60%	31.97%	36.17%	31.62%
Since Inception[1]	9.89%	9.68%	10.35%	3.67%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	35.60%	31.97%	36.17%	31.62%
Since Inception[1]	20.50%	20.08%	21.55%	7.40%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 31, 2013, was 0.35%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI EAFE Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI EAFE Fund (DBEF) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBEF2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 6/9/11.

Country Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

Top Ten Holdings3 as of 5/31/13

Description	Shares	Value	% of Net Assets
Nestle SA	19,595	$1,300,186	1.7%
HSBC Holdings PLC	116,079	1,280,282	1.7%
Roche Holding AG	4,409	1,102,423	1.5%
Toyota Motor Corp.	17,900	1,070,917	1.4%
Novartis AG	14,428	1,041,079	1.4%
Vodafone Group PLC	307,252	896,103	1.2%
BP PLC	120,160	864,389	1.1%
Sanofi	7,496	803,887	1.1%
GlaxoSmithKline PLC	30,761	800,866	1.1%
Royal Dutch Shell PLC, Class A	23,690	792,966	1.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Emerging Markets Fund (DBEM) (Unaudited)

The db X-trackers MSCI Emerging Markets Hedged Equity Fund (formerly known as db-X MSCI Emerging Markets Currency-Hedged Equity Fund) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of May 31, 2013, the Index included securities from the following 21 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

For the year ended May 31, 2013, the db X-trackers MSCI Emerging Markets Hedged Equity Fund’s net asset value increase of 6.54%, compared with a increase of 10.96% for the Underlying Index and 14.10% for its benchmark index, the MSCI EM Index.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	6.54%	6.09%	10.96%	14.10%
Since Inception[1]	-3.50%	-3.84%	-0.07%	-3.82%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	6.54%	6.09%	10.96%	14.10%
Since Inception[1]	-6.80%	-7.46%	-0.13%	-7.42%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 31, 2013, was 0.65%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity performance in the global emerging markets. The MSCI EM US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI EM Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Emerging Markets Fund (DBEM) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBEM2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 6/9/11.

Country Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

Top Ten Holdings3 as of 5/31/13

Description	Shares	Value	% of Net Assets
Samsung Electronics Co. Ltd.	263	$358,055	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,420	231,756	2.6%
Hon Hai Precision Industry Co. Ltd. GDR	32,457	164,070	1.9%
China Construction Bank Corp., Class H	168,274	136,568	1.6%
Powszechny Zaklad Ubezpieczen SA	910	127,273	1.4%
Advanced Semiconductor Engineering, Inc., ADR	28,288	118,810	1.4%
America Movil SAB de CV	113,048	113,684	1.3%
Petroleo Brasileiro SA, Preferred Stock	12,100	113,272	1.3%
Itau Unibanco Holding SA, Preferred Stock	7,340	111,035	1.3%
China Mobile Ltd.	9,923	105,397	1.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Germany Fund (DBGR) (Unaudited)

The db X-trackers MSCI Germany Hedged Equity Fund (formerly known as db-X MSCI Canada Currency-Hedged Equity Fund) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Euro.

For the year ended May 31, 2013, the db X-trackers MSCI Germany Hedged Equity Fund’s net asset value increase of 11.86%, compared to a increase of 12.10% for the Underlying Index and 12.89% for its benchmark index, the MSCI Germany Index.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Germany US Dollar Hedged Index[2]	MSCI Germany Index[3]
One Year	11.86%	11.87%	12.10%	12.89%
Since Inception[1]	-0.87%	-1.12%	-0.44%	-3.06%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Germany US Dollar Hedged Index[2]	MSCI Germany Index[3]
One Year	11.86%	11.87%	12.10%	12.89%
Since Inception[1]	-1.72%	-2.20%	-0.86%	-5.97%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

2 Returns reflect the MSCI Canada US Dollar Hedged Index prior to 5/31/2013. Beginning 5/31/2013 the index returns reflect the MSCI Germany US Dollar Hedged Index.

3 Returns reflect the MSCI Canada Index prior to 5/31/2013. Beginning 5/31/2013 the index returns reflect the MSCI Germany Index.

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 31, 2013, was 0.50%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Germany Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Germany. The MSCI Germany US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Germany Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and the Euro.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Germany Fund (DBGR) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBGR2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 6/9/11.

3 Based on MSCI Canada US Dollar Hedged Index prior to 5/31/2013. Beginning 5/31/2013 the growth of a $10,000 investment will be based on the MSCI Germany US Dollar Hedged Index.

4 Based on MSCI Canada Index prior to 5/31/2013. Beginning 5/31/2013 the growth of a $10,000 investment will be based on the MSCI Germany Index.

Sector Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings5 as of 5/31/13

Description	Shares	Value	% of Net Assets
BASF SE	3,923	$383,592	8.2%
Bayer AG	3,532	380,524	8.2%
Siemens AG	3,387	359,267	7.7%
Allianz SE	1,948	303,196	6.5%
SAP AG	3,936	296,870	6.4%
Daimler AG	4,105	263,625	5.7%
Deutsche Bank AG	4,355	204,199	4.4%
Linde AG	791	152,210	3.3%
Muenchener Rueckversicherungs AG	766	144,014	3.1%
Deutsche Telekom AG	11,999	137,835	3.0%

5 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Japan Fund (DBJP) (Unaudited)

The db X-trackers MSCI Japan Hedged Equity Fund (formerly known as db-X MSCI Japan Currency-Hedged Equity Fund) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

For the year ended May 31, 2013, the db X-trackers MSCI Japan Hedged Equity Fund’s net asset value increase of 59.04%, compared to a increase of 60.22% for the Underlying Index and 26.32% for its benchmark index, the MSCI Japan Index.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	59.04%	55.69%	60.22%	26.32%
Since Inception[1]	18.41%	17.25%	19.29%	7.19%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	59.04%	55.69%	60.22%	26.32%
Since Inception[1]	39.70%	37.07%	41.82%	14.75%

1 Total returns are calculated based on the commencement of trading, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 31, 2013, was 0.50%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Japan. The MSCI Japan US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Japan Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and Japanese Yen.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Japan Fund (DBJP) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBJP2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 6/9/11.

Sector Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/13

Description	Shares	Value	% of Net Assets
Toyota Motor Corp.	118,000	$7,059,677	6.5%
Mitsubishi UFJ Financial Group, Inc.	545,400	3,230,431	3.0%
Honda Motor Co. Ltd.	69,700	2,657,419	2.4%
Sumitomo Mitsui Financial Group, Inc.	54,400	2,195,928	2.0%
Softbank Corp.	40,600	2,089,513	1.9%
Mizuho Financial Group, Inc.	980,640	1,903,586	1.7%
Canon, Inc.	48,500	1,704,296	1.6%
Japan Tobacco, Inc.	47,000	1,618,834	1.5%
Takeda Pharmaceutical Co. Ltd.	33,800	1,514,112	1.4%
Hitachi Ltd.	207,000	1,442,437	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

DBX ETF Trust

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds of the DBX ETF Trust (each, a “Fund” and collectively, the “Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended May 31, 2013.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) December 1, 2012 to May 31, 2013
db X-trackers MSCI Brazil Hedged Equity Fund
Actual	$1,000.00	$991.80	0.60%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
db X-trackers MSCI EAFE Hedged Equity Fund
Actual	$1,000.00	$1,183.40	0.35%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77
db X-trackers MSCI Emerging Markets Hedged Equity Fund
Actual	$1,000.00	$996.37	0.65%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers MSCI Germany Hedged Equity Fund
Actual	$1,000.00	$1,040.81	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
db X-trackers MSCI Japan Hedged Equity Fund
Actual	$1,000.00	$1,448.59	0.50%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(1) DBX Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% (with respect to db X-trackers MSCI Emerging Markets Hedged Equity Fund), 0.35% (with respect to db X-trackers MSCI EAFE Hedged Equity Fund), 0.60% (with respect to db X-trackers MSCI Brazil Hedged Equity Fund), 0.50% (with respect to db X-trackers MSCI Germany Hedged Equity Fund) and 0.50% (with respect db X-trackers MSCI Japan Hedged Equity Fund) of its average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2013.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2012 to May 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 182 days and then dividing the result by 365.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 49.8%
Basic Materials — 6.9%
Cia Siderurgica Nacional SA	11,578	$35,732
Fibria Celulose SA*	4,193	46,006
Ultrapar Participacoes SA	5,490	138,416
Vale SA	21,961	312,219

		532,373

Communications — 0.7%
Tim Participacoes SA	14,217	54,099

Consumer, Cyclical — 2.4%
Cia Hering	2,196	39,464
Lojas Americanas SA	2,196	16,364
Lojas Renner SA	2,097	72,942
MRV Engenharia e Participacoes SA	5,691	17,670
Raia Drogasil SA	3,694	39,634

		186,074

Consumer, Non-cyclical — 14.9%
Anhanguera Educacional Participacoes SA	6,689	41,943
Arteris SA	1,797	17,493
BRF — Brasil Foods SA	11,080	258,246
CCR SA	14,873	135,689
Cia de Bebidas das Americas	2,396	91,788
Cielo SA	5,945	152,664
Cosan SA Industria e Comercio	2,097	46,311
Ecorodovias Infraestrutura e Logistica SA	2,595	20,537
Hypermarcas SA	5,589	44,622
JBS SA	12,388	40,487
Kroton Educacional SA	2,994	43,964
Localiza Rent a Car SA	2,306	35,444
M Dias Branco SA	600	26,336
Multiplus SA	899	15,404
Natura Cosmeticos SA	2,795	66,189
Qualicorp SA*	3,395	30,117
Souza Cruz SA	6,489	88,073

		1,155,307

Energy — 5.9%
OGX Petroleo e Gas Participacoes SA*	21,759	14,020
Petroleo Brasileiro SA	50,011	442,948

		456,968

Financial — 12.2%
Banco Bradesco SA	10,681	178,033
Banco do Brasil SA	9,683	114,832
Banco Santander Brasil SA	15,977	113,610
BB Seguridade Participacoes SA*	10,082	86,943
BM&FBovespa SA	31,646	207,595
BR Malls Participacoes SA	6,888	70,752
BR Properties SA	3,394	33,293
CETIP SA — Mercados Organizados	3,295	35,768
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,791	38,027
Odontoprev SA	4,392	20,609
Porto Seguro SA	1,996	24,575
Sul America SA	2,415	15,617

		939,654

	Number of Shares	Value

Industrial — 3.1%
All America Latina Logistica SA	7,487	$37,229
Duratex SA	4,572	31,593
Embraer SA	9,983	91,077
Multiplan Empreendimentos Imobiliarios SA	1,397	36,520
WEG SA	3,593	47,509

		243,928

Technology — 0.5%
Totvs SA	2,097	36,960

Utilities — 3.2%
Centrais Eletricas Brasileiras SA	4,991	13,189
Cia de Saneamento Basico do Estado de Sao Paulo	5,790	72,666
Cia de Saneamento de Minas Gerais-Copasa	999	20,756
CPFL Energia SA	3,993	41,967
EDP — Energias do Brasil SA	3,995	23,595
MPX Energia SA*	2,396	10,628
Tractebel Energia SA	2,595	44,768
Transmissora Alianca de Energia Eletrica SA	1,600	17,331

		244,900

TOTAL COMMON STOCKS (Cost $4,322,021)		3,850,263

PREFERRED STOCKS — 48.5%
Basic Materials — 8.6%
Braskem SA*	2,595	20,246
Gerdau SA	14,474	88,190
Klabin SA	8,086	48,966
Metalurgica Gerdau SA, Class A	4,591	35,583
Suzano Papel e Celulose SA, Class A	5,000	18,069
Usinas Siderurgicas de Minas Gerais SA*	6,189	25,718
Vale SA	31,940	427,248

		664,020

Communications — 1.9%
Oi SA	11,975	22,197
Telefonica Brasil SA	4,991	122,806

		145,003

Consumer, Cyclical — 1.0%
Lojas Americanas SA	6,634	53,430
Marcopolo SA	3,794	24,623

		78,053

Consumer, Non-cyclical — 6.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,996	96,725
Cia de Bebidas das Americas	11,477	439,135

		535,860

Diversified — 2.7%
Itausa — Investimentos Itau SA	48,076	211,446

Energy — 8.6%
Petroleo Brasileiro SA	70,575	660,672

See Notes to Financial Statements.	15

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Financial — 16.4%
Banco Bradesco SA	35,357	$566,722
Banco do Estado do Rio Grande do Sul	2,795	21,937
Bradespar SA	3,793	39,067
Itau Unibanco Holding SA	42,165	637,849

		1,265,575

Utilities — 2.4%
AES Tiete SA	1,797	19,507
Centrais Eletricas Brasileiras SA	3,593	16,792
Cia Energetica de Minas Gerais	9,090	91,885
Cia Energetica de Sao Paulo	2,896	28,368
Cia Paranaense de Energia	1,797	27,562

		184,114

TOTAL PREFERRED STOCKS (Cost $4,344,828)		3,744,743

	Number of Shares	Value

RIGHTS — 0.0% (a)
Diversified — 0.0% (a)
Itausa — Investimentos Itau SA*, expires 6/30/13	568	$719

TOTAL RIGHTS (Cost $0)		719

TOTAL INVESTMENTS — 98.3% (Cost $8,666,849)		$7,595,725
Other assets less liabilities — 1.7%		131,972

NET ASSETS — 100.0%		$7,727,697

As of May 31, 2013, the Fund had following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currrency To Deliver		Currrency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/5/2013	BRL	3,841,000	USD	1,912,563	$121,146
JP Morgan Chase & Co.	6/5/2013	BRL	3,841,000	USD	1,912,849	121,431
JP Morgan Chase & Co.	6/5/2013	BRL	73,000	USD	36,255	2,208
The Bank of New York Mellon	6/5/2013	BRL	7,878,255	USD	3,859,052	184,687
Barclays Bank PLC	6/5/2013	USD	1,800,581	BRL	3,841,000	(9,164)
JP Morgan Chase & Co.	6/5/2013	USD	1,834,716	BRL	3,914,000	(9,252)
The Bank of New York Mellon	6/5/2013	USD	45,206	BRL	90,910	(2,807)
The Bank of New York Mellon	6/5/2013	USD	117,000	BRL	238,657	(5,692)
The Bank of New York Mellon	6/5/2013	USD	37,565	BRL	77,000	(1,652)
The Bank of New York Mellon	6/5/2013	USD	3,501,260	BRL	7,471,689	(16,514)
Barclays Bank PLC	7/3/2013	BRL	8,085,000	USD	3,765,544	17,013
JP Morgan Chase & Co.	7/3/2013	BRL	8,085,000	USD	3,769,231	20,700
The Bank of New York Mellon	7/3/2013	USD	427,000	BRL	917,196	(1,751)

						$420,353

Currency Abbreviations

BRL – Brazilian Real

USD – U.S. Dollar

* Non-income producing security.

(a) Less than 0.1%.

See Notes to Financial Statements.	16

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 97.2%
Australia — 7.7%
AGL Energy Ltd	3,455	$47,615
ALS Ltd	1,618	15,624
Alumina Ltd.*	19,425	19,241
AMP Ltd	21,372	105,952
Asciano Ltd	4,954	23,943
ASX Ltd	1,153	41,270
Australia & New Zealand Banking Group Ltd	16,916	445,857
Bendigo and Adelaide Bank Ltd	4,609	43,581
BHP Billiton Ltd	19,872	663,364
Boral Ltd	4,912	21,437
Brambles Ltd	9,537	83,607
Caltex Australia Ltd	1,977	42,534
Cochlear Ltd	301	18,592
Commonwealth Bank of Australia	9,955	637,003
Computershare Ltd	2,820	30,200
Crown Ltd	4,499	55,329
CSL Ltd	3,735	213,044
Dexus Property Group REIT	19,559	20,591
Federation Centres Ltd. REIT	10,121	24,022
Fortescue Metals Group Ltd	8,591	27,544
Goodman Group REIT	8,681	42,704
GPT Group REIT	11,107	41,350
Harvey Norman Holdings Ltd	6,631	15,929
Iluka Resources Ltd	3,015	32,433
Incitec Pivot Ltd	7,693	21,499
Leighton Holdings Ltd	3,119	52,507
Lend Lease Group	2,790	26,755
Macquarie Group Ltd	2,593	107,132
Mirvac Group REIT	21,386	34,283
National Australia Bank Ltd	14,670	407,157
Newcrest Mining Ltd	5,771	80,140
Orica Ltd	2,369	50,968
Origin Energy Ltd	8,788	113,290
QBE Insurance Group Ltd	8,203	125,689
Ramsay Health Care Ltd	808	26,733
Rio Tinto Ltd	2,992	158,007
Santos Ltd	7,948	99,494
Sonic Healthcare Ltd	2,197	29,920
SP AusNet	42,329	48,816
Stockland REIT	13,669	47,749
Suncorp Group Ltd	7,887	94,126
Sydney Airport	10,529	36,780
Telstra Corp. Ltd	38,399	174,193
Wesfarmers Ltd	6,060	227,581
Westfield Group REIT	16,046	176,910
Westfield Retail Trust REIT	17,778	52,404
Westpac Banking Corp	19,077	519,246
Woodside Petroleum Ltd	4,018	138,397
Woolworths Ltd	7,805	246,502
Worleyparsons Ltd	1,274	25,251

		5,834,295

Austria — 0.4%
Erste Group Bank AG	2,175	70,843
OMV AG	703	32,666
Raiffeisen Bank International AG	1,464	50,235

	Number of Shares	Value

Austria (Continued)
Verbund AG	1,515	$31,762
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,515	74,334
Voestalpine AG	1,515	50,626

		310,466

Belgium — 1.0%
Anheuser-Busch InBev NV	5,179	478,804
Colruyt SA	509	26,102
Delhaize Group SA	276	17,703
Groupe Bruxelles Lambert SA	506	40,144
Solvay SA	430	62,317
UCB SA	1,515	83,284
Umicore SA	868	41,720

		750,074

Denmark — 1.1%
AP Moller-Maersk A/S, Class A	1	6,876
AP Moller-Maersk A/S, Class B	14	100,659
Carlsberg A/S, Class B	1,063	101,559
Coloplast A/S, Class B	420	24,018
Danske Bank A/S*	4,999	98,833
DSV A/S	1,515	36,529
Novo Nordisk A/S, Class B	2,539	409,238
Novozymes A/S, Class B	1,507	52,258
TDC A/S	4,663	36,665

		866,635

Finland — 0.7%
Fortum OYJ	4,559	85,920
Kone OYJ, Class B	1,033	91,501
Metso OYJ	703	27,229
Nokia OYJ*	25,818	88,657
Nokian Renkaat OYJ	410	17,271
Sampo OYJ, Class A	4,559	186,596
Wartsila OYJ Abp	1,032	48,557

		545,731

France — 9.2%
Aeroports de Paris	914	83,752
Air Liquide SA	1,845	238,245
Alstom SA	1,995	75,521
AXA SA	10,651	216,376
BNP Paribas SA	6,241	367,664
Bouygues SA	1,289	34,471
Bureau Veritas SA	1,256	145,977
Carrefour SA	3,664	108,651
Christian Dior SA	325	59,836
Cie de St-Gobain	2,519	109,812
Cie Generale de Geophysique-Veritas*	1,485	36,885
Cie Generale des Etablissements Michelin	1,492	131,441
Cie Generale d’Optique Essilor International SA	1,675	185,335
CNP Assurances	3,034	45,921
Credit Agricole SA*	6,524	61,875
Danone SA	3,898	287,468
Dassault Systemes SA	865	109,055
EDF SA	1,455	33,265
Eutelsat Communications SA	1,515	47,219

See Notes to Financial Statements.	17

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

France (Continued)
France Telecom SA	12,344	$125,834
GDF Suez	7,873	161,168
Gecina SA REIT	955	117,088
Iliad SA	105	22,027
JCDecaux SA	1,439	37,669
Kering	673	147,130
Klepierre REIT	1,515	65,375
Lafarge SA	1,299	93,451
Lagardere SCA	1,254	32,312
Legrand SA	1,571	77,684
L’Oreal SA	1,495	253,286
LVMH Moet Hennessy Louis Vuitton SA	1,527	271,211
Natixis	11,983	56,693
Pernod-Ricard SA	1,515	182,518
Publicis Groupe SA	1,075	77,225
Renault SA	1,289	100,120
Safran SA	555	29,644
Sanofi	7,496	803,887
Schneider Electric SA	3,374	268,997
Societe BIC SA	868	92,533
Societe Generale SA	4,390	176,084
Sodexo	627	53,509
Suez Environnement Co	3,634	46,916
Technip SA	657	73,379
Total SA	13,183	661,138
Unibail-Rodamco SE REIT	642	157,917
Vallourec SA	718	39,009
Vinci SA	2,820	145,494
Vivendi SA	8,758	172,683

		6,920,750

Germany — 8.3%
Adidas AG	1,558	170,283
Allianz SE	2,832	440,786
BASF SE	5,267	515,007
Bayer AG	5,200	560,228
Bayerische Motoren Werke AG	2,025	193,951
Beiersdorf AG	673	60,820
Brenntag AG	316	48,260
Celesio AG	1,515	31,408
Commerzbank AG*	6,075	63,800
Continental AG	687	90,766
Daimler AG	6,034	387,507
Deutsche Bank AG (a)	6,402	300,180
Deutsche Boerse AG	1,931	124,964
Deutsche Lufthansa AG*	2,362	51,054
Deutsche Post AG	6,285	159,784
Deutsche Telekom AG	17,584	201,990
E.ON SE	11,174	189,675
Fraport AG Frankfurt Airport Services Worldwide*	869	51,391
Fresenius Medical Care AG & Co. KGaA	1,665	113,398
Fresenius SE & Co. KGaA	1,060	126,035
GEA Group AG	1,063	38,865
Hannover Rueckversicherung SE	1,234	93,539
Heidelbergcement AG	808	61,426
Henkel AG & Co. KGaA	816	66,924

	Number of Shares	Value

Germany (Continued)
Hochtief AG	705	$49,802
Infineon Technologies AG	7,484	63,714
K+S AG	1,732	73,185
Kabel Deutschland Holding AG	869	82,226
Lanxess AG	644	48,188
Linde AG	1,120	215,519
MAN SE*	657	73,105
Merck KGaA	404	64,193
Muenchener Rueckversicherungs AG	1,126	211,698
RWE AG	3,105	106,765
SAP AG*	5,729	432,106
Siemens AG	5,194	550,940
Suedzucker AG	223	7,579
ThyssenKrupp AG*	2,683	53,895
Volkswagen AG	181	38,829

		6,213,785

Hong Kong — 2.9%
AIA Group Ltd	75,004	333,830
Cathay Pacific Airways Ltd	55,721	103,939
Cheung Kong Holdings Ltd	12,859	181,887
CLP Holdings Ltd	16,076	135,751
Galaxy Entertainment Group Ltd.*	25,933	135,635
Hang Lung Properties Ltd	14,145	49,746
Hang Seng Bank Ltd	5,576	89,790
Hong Kong Exchanges & Clearing Ltd	7,076	119,231
Hutchison Whampoa Ltd	12,859	136,995
Kerry Properties Ltd	7,720	31,327
Li & Fung Ltd	56,577	79,006
Link REIT (The)	15,220	78,721
MTR Corp. Ltd	14,145	55,942
New World Development Co. Ltd	17,145	27,388
Power Assets Holdings Ltd	8,359	73,601
Sands China Ltd	17,576	93,285
Shangri-La Asia Ltd	27,647	51,215
Sino Land Co. Ltd	31,589	47,124
Sun Hung KAI Properties Ltd	12,859	170,954
Swire Pacific Ltd., Class A	4,932	62,709
Wheelock & Co. Ltd	13,288	74,463
Wynn Macau Ltd	12,644	37,545

		2,170,084

Ireland — 0.7%
CRH PLC	5,714	121,056
Elan Corp. PLC*	2,594	31,861
Experian PLC	10,519	195,308
Kerry Group PLC, Class A	937	53,221
Shire PLC	4,724	155,756

		557,202

Israel — 0.4%
Bank Hapoalim BM*	6,931	32,272
Teva Pharmaceutical Industries Ltd	6,434	247,062

		279,334

Italy — 1.8%
Assicurazioni Generali SpA	7,384	138,682
Banca Monte dei Paschi di Siena SpA*	57,131	17,859

See Notes to Financial Statements.	18

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Italy (Continued)
Enel SpA	40,738	$154,506
ENI SpA	15,781	358,948
Fiat Industrial SpA	5,246	60,616
Fiat SpA*	2,609	20,770
Intesa Sanpaolo SpA	69,499	131,793
Luxottica Group SpA	1,515	78,883
Mediobanca SpA	4,129	27,477
Pirelli & C SpA	3,015	35,053
Prysmian SpA	1,515	32,589
Saipem SpA	2,100	56,527
Telecom Italia SpA	87,645	68,236
Unicredit SpA	25,158	143,680
Unione di Banche Italiane SCPA	6,484	29,378

		1,354,997

Japan — 21.1%
Aisin Seiki Co. Ltd	1,500	55,846
Asahi Glass Co. Ltd	6,000	43,840
Asahi Kasei Corp	800	5,511
Astellas Pharma, Inc	3,000	156,189
Bank of Yokohama Ltd. (The)	15,000	74,959
Bridgestone Corp	4,500	150,963
Canon, Inc	7,400	260,037
Central Japan Railway Co	1,504	167,685
Chiba Bank Ltd. (The)	2,000	12,722
Chubu Electric Power Co., Inc	4,400	57,773
Chugai Pharmaceutical Co. Ltd	1,500	30,536
Chugoku Electric Power Co., (The), Inc	2,900	40,012
Credit Saison Co. Ltd	1,500	36,121
Dai Nippon Printing Co. Ltd	14,000	121,945
Dai-ichi Life Insurance Co. Ltd. (The)	60	83,918
Daiichi Sankyo Co. Ltd	4,400	73,717
Daikin Industries Ltd	1,500	67,194
Daito Trust Construction Co. Ltd	1,400	132,119
Daiwa House Industry Co. Ltd	3,000	57,668
Daiwa Securities Group, Inc	15,000	128,117
Denso Corp	4,500	191,952
Dentsu, Inc	1,500	46,663
East Japan Railway Co	4,100	309,372
Eisai Co. Ltd	1,500	58,235
Electric Power Development Co. Ltd	1,500	47,932
FamilyMart Co. Ltd	1,400	57,210
Fanuc Corp	1,500	227,565
Fast Retailing Co. Ltd	300	104,226
FUJIFILM Holdings Corp	3,100	66,225
Hitachi Ltd	31,000	216,017
Hokkaido Electric Power Co., Inc.*	3,000	39,928
Hokuriku Electric Power Co	3,000	41,302
Honda Motor Co. Ltd	10,500	400,328
Hoya Corp	3,000	61,102
Ibiden Co. Ltd	100	1,609
Inpex Corp	15	65,253
Isetan Mitsukoshi Holdings Ltd	4,500	57,160
Isuzu Motors Ltd	12,000	92,579
ITOCHU Corp	15,000	191,280
Japan Exchange Group, Inc	300	28,341
Japan Real Estate Investment Corp. REIT	1	9,985

	Number of Shares	Value

Japan (Continued)
Japan Tobacco, Inc	6,900	$237,659
JFE Holdings, Inc	1,600	34,165
JGC Corp	1,700	57,877
JX Holdings, Inc	15,100	75,158
Kaneka Corp	14,000	86,407
Kansai Electric Power Co., (The), Inc.*	5,800	69,516
Kao Corp	1,600	50,649
KDDI Corp	4,310	197,791
Keikyu Corp	500	4,320
Keio Corp	800	5,399
Keyence Corp	310	96,590
Kirin Holdings Co. Ltd	5,000	82,524
Kobe Steel Ltd.*	59,000	80,464
Komatsu Ltd	6,000	155,950
Konica Minolta, Inc	300	2,204
Kubota Corp	1,000	14,932
Kuraray Co. Ltd	7,500	109,004
Kyocera Corp	1,500	150,814
Kyushu Electric Power Co., Inc.*	3,000	41,780
Lawson, Inc	400	29,227
LIXIL Group Corp	1,600	38,895
Makita Corp	1,500	82,276
Mazda Motor Corp.*	30,000	120,651
McDonald’s Holdings Co. Japan Ltd	1,500	41,810
Miraca Holdings, Inc	100	4,365
Mitsubishi Chemical Holdings Corp	7,800	37,969
Mitsubishi Corp	9,000	160,012
Mitsubishi Electric Corp	15,000	145,886
Mitsubishi Estate Co. Ltd	14,000	354,965
Mitsubishi Gas Chemical Co., Inc	1,000	7,297
Mitsubishi Heavy Industries Ltd	30,200	189,999
Mitsubishi Materials Corp	29,000	94,978
Mitsubishi Tanabe Pharma Corp	4,500	57,966
Mitsubishi UFJ Financial Group, Inc	80,600	477,398
Mitsui & Co. Ltd	12,000	154,218
Mitsui Fudosan Co. Ltd	5,500	156,752
Mitsui O.S.K. Lines Ltd.*	12,000	44,079
Mizuho Financial Group, Inc	167,500	325,146
MS&AD Insurance Group Holdings, Inc	3,000	76,363
Murata Manufacturing Co. Ltd	1,500	115,873
NEC Corp	13,000	30,929
NIDEC Corp	600	41,332
Nikon Corp	2,600	69,986
Nintendo Co. Ltd	1,400	140,341
Nippon Electric Glass Co. Ltd	14,000	72,610
Nippon Steel & Sumitomo Metal Corp	60,000	155,293
Nippon Telegraph and Telephone Corp	3,000	150,814
Nishi-Nippon City Bank Ltd. (The)	16,000	39,341
Nissan Motor Co. Ltd	16,600	184,252
Nissin Foods Holdings Co. Ltd	1,500	58,235
Nitori Holdings Co. Ltd	50	3,957
Nitto Denko Corp	1,400	85,292
Nomura Holdings, Inc	25,300	198,713
NTT Data Corp	15	51,590
NTT DoCoMo, Inc	105	156,578
Odakyu Electric Railway Co. Ltd	1,000	9,855
Oji Holdings Corp	600	2,138
Olympus Corp.*	1,200	36,793

See Notes to Financial Statements.	19

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Japan (Continued)
Omron Corp	1,400	$42,228
Ono Pharmaceutical Co. Ltd	500	34,941
Oriental Land Co. Ltd	1,400	192,046
ORIX Corp	7,500	102,957
Otsuka Holdings Co. Ltd	2,700	86,949
Panasonic Corp.*	15,000	117,814
Rakuten, Inc	4,500	50,799
Resona Holdings, Inc	12,000	55,189
Ricoh Co. Ltd	4,000	48,181
Rinnai Corp	1,400	112,329
Sankyo Co. Ltd	1,500	66,672
Secom Co. Ltd	1,500	77,199
Sega Sammy Holdings, Inc	1,500	36,404
Sekisui Chemical Co. Ltd	14,000	142,432
Sekisui House Ltd	3,800	50,273
Seven & I Holdings Co. Ltd	6,000	209,347
Sharp Corp.*	6,000	28,431
Shikoku Electric Power Co., Inc.*	1,500	24,877
Shimano, Inc	100	7,814
Shin-Etsu Chemical Co. Ltd	3,000	193,221
Shiseido Co. Ltd	1,500	21,592
SMC Corp	1,400	274,411
Softbank Corp	6,000	308,795
Sony Corp	7,400	150,939
Sumitomo Corp	12,000	153,740
Sumitomo Mitsui Financial Group, Inc	9,100	367,334
Sumitomo Mitsui Trust Holdings, Inc	20,000	85,212
Sumitomo Realty & Development Co. Ltd	2,100	82,679
Suzuki Motor Corp	2,700	67,436
T&D Holdings, Inc	4,500	56,354
Taisho Pharmaceutical Holdings Co. Ltd	34	2,308
Takeda Pharmaceutical Co. Ltd	5,800	259,818
TDK Corp	600	23,533
Terumo Corp	1,300	65,870
Toho Gas Co. Ltd	14,000	74,282
Tohoku Electric Power Co., Inc.*	3,000	35,807
Tokio Marine Holdings, Inc	4,500	134,165
Tokyo Electric Power Co., (The), Inc.*	13,300	81,689
Tokyo Electron Ltd	1,500	76,153
Tokyo Gas Co. Ltd	3,000	16,276
Tokyu Corp	12,600	79,397
Toppan Printing Co. Ltd	14,000	93,236
Toray Industries, Inc	14,200	99,515
Toshiba Corp	30,000	145,737
Toyota Industries Corp	1,500	60,400
Toyota Motor Corp	17,900	1,070,917
Toyota Tsusho Corp	1,500	40,839
Trend Micro, Inc	100	3,116
Unicharm Corp	1,500	84,814
West Japan Railway Co	1,300	54,676
Yahoo Japan Corp	90	41,481
Yakult Honsha Co. Ltd	1,500	64,730
Yamaguchi Financial Group, Inc	12,400	109,243
Yamaha Corp	1,600	17,536
Yamaha Motor Co. Ltd	1,600	25,659
Yamato Holdings Co. Ltd	1,600	29,960

		15,868,265

	Number of Shares	Value

Luxembourg — 0.1%
Millicom International Cellular SA	393	$31,537
SES SA	360	10,762

		42,299

Netherlands — 4.6%
Aegon NV	7,228	49,416
Akzo Nobel NV	1,822	116,714
ASML Holding NV	1,856	155,016
European Aeronautic Defence & Space Co. NV	3,654	211,105
Fugro NV	955	56,844
Gemalto NV	447	37,532
Heineken Holding NV	1,015	60,204
Heineken NV	2,212	154,649
ING Groep NV*	23,847	224,156
Koninklijke Ahold NV	8,014	130,463
Koninklijke DSM NV	1,063	69,938
Koninklijke KPN NV	20,227	39,172
Koninklijke Philips Electronics NV	6,224	177,122
Randstad Holding NV	1,515	64,981
Royal Dutch Shell PLC, Class A	23,690	792,966
Royal Dutch Shell PLC, Class B	16,452	570,064
Tenaris SA	1,239	26,362
TNT Express NV	3,015	23,250
Unilever NV	10,570	433,238
Ziggo NV	1,068	38,729

		3,431,921

New Zealand — 0.1%
Contact Energy Ltd	7,601	31,173
Fletcher Building Ltd	2,909	19,352

		50,525

Norway — 0.9%
Arcelormittal	5,419	69,729
DNB ASA	8,929	145,225
Seadrill Ltd	3,161	129,485
Statoil ASA	6,656	151,638
Telenor ASA	7,077	149,290
Yara International ASA	1,184	53,101

		698,468

Portugal — 0.1%
Galp Energia SGPS SA	1,375	22,608
Jeronimo Martins SGPS SA	3,015	64,326

		86,934

Singapore — 1.7%
Capitaland Ltd	15,100	41,336
City Developments Ltd	14,000	119,404
DBS Group Holdings Ltd	15,000	203,647
Global Logistic Properties Ltd	73,000	162,870
Golden Agri-Resources Ltd	10,000	4,549
Hutchison Port Holdings Trust, Class U	119,789	94,633
Jardine Cycle & Carriage Ltd	300	11,096
Keppel Corp. Ltd	2,000	16,646
Olam International Ltd	16,000	22,153
Oversea-Chinese Banking Corp. Ltd	16,000	130,765
SembCorp Industries Ltd	14,100	54,327

See Notes to Financial Statements.	20

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Singapore (Continued)
SembCorp Marine Ltd	14,200	$48,758
Singapore Technologies Engineering Ltd	14,800	47,891
Singapore Telecommunications Ltd	46,000	136,477
United Overseas Bank Ltd	12,000	203,363

		1,297,915

Spain — 2.8%
Acciona SA	554	34,624
Amadeus It Holding SA, Class A	2,389	72,985
Banco Bilbao Vizcaya Argentaria SA	33,808	318,447
Banco Popular Espanol SA	39,603	33,149
Banco Santander SA	72,064	518,904
Bankia SA*	220	252
Distribuidora Internacional de Alimentacion SA	3,664	28,902
Enagas SA	1,962	49,243
Ferrovial SA	3,499	56,757
Gas Natural SDG SA	2,113	43,914
Grifols SA*	937	34,411
Iberdrola SA	30,085	163,177
Inditex SA	1,690	210,476
Red Electrica Corp. SA	1,050	55,954
Repsol SA	4,999	114,550
Telefonica SA*	28,075	386,798
Zardoya Otis SA	1,515	20,597

		2,143,140

Sweden — 3.2%
ASSA Abloy AB, Class B	2,197	88,996
Atlas Copco AB, Class A	5,847	156,077
Atlas Copco AB, Class B	2,396	57,120
Boliden AB	1,515	21,879
Electrolux AB	1,388	37,679
Hennes & Mauritz AB, Class B	6,214	213,909
Hexagon AB, Class B	2,212	64,857
Husqvarna AB, Class B	4,499	25,751
Investment AB Kinnevik, Class B	1,470	39,262
Investor AB, Class B	2,831	82,066
Lundin Petroleum AB*	1,500	31,389
Nordea Bank AB	16,126	200,134
Sandvik AB	8,710	123,220
Scania AB, Class B	1,991	44,820
Securitas AB, Class B	1,635	15,033
Skandinaviska Enskilda Banken AB, Class A	12,544	131,816
Skanska AB, Class B	2,362	42,223
SKF AB, Class B	2,655	64,938
Svenska Handelsbanken AB, Class A	4,184	180,983
Swedbank AB, Class A	7,351	176,690
Swedish Match AB	2,007	69,816
Tele2 AB, Class B	2,673	33,496
Telefonaktiebolaget LM Ericsson, Class B	19,243	227,197
Teliasonera AB	16,375	110,191
Volvo AB, Class B	11,084	163,833

		2,403,375

Switzerland — 9.6%
ABB Ltd.*	14,473	320,411
Adecco SA*	832	46,810
Aryzta AG*	460	26,530

	Number of Shares	Value

Switzerland (Continued)
Baloise Holding AG	1,219	$120,275
Cie Financiere Richemont SA	3,285	294,920
Credit Suisse Group AG*	9,409	282,885
Geberit AG	241	60,285
Givaudan SA*	31	40,166
Glencore Xstrata PLC	62,524	306,944
Holcim Ltd.*	1,545	120,692
Julius Baer Group Ltd.*	1,364	54,203
Kuehne + Nagel International AG	364	40,920
Lonza Group AG*	331	24,732
Nestle SA	19,595	1,300,186
Novartis AG	14,428	1,041,079
Pargesa Holding SA	763	53,221
Partners Group Holding AG	109	27,744
Roche Holding AG	4,409	1,102,423
Schindler Holding AG	660	94,005
Schindler Holding AG Participation Certificates	316	46,198
SGS SA	30	67,827
Sika AG	15	37,114
Sonova Holding AG*	331	36,518
STMicroelectronics NV	3,499	33,026
Sulzer AG	118	19,904
Swatch Group AG (The)	334	154,587
Swiss Life Holding AG*	479	80,297
Swiss Re AG*	2,212	163,428
Swisscom AG	150	64,188
Syngenta AG	629	247,324
Transocean Ltd	2,264	115,562
UBS AG*	22,884	407,066
Wolseley PLC	1,721	88,332
Zurich Insurance Group AG*	1,033	274,602

		7,194,404

United Kingdom — 18.8%
3i Group PLC	7,258	37,583
Aggreko PLC	1,687	45,805
Anglo American PLC	8,983	208,350
Antofagasta PLC	1,003	14,409
ARM Holdings PLC	9,117	136,862
Associated British Foods PLC	2,237	61,589
AstraZeneca PLC	8,245	424,433
Aviva PLC	22,511	114,171
Babcock International Group PLC	1,922	33,876
BAE Systems PLC	28,378	174,670
Barclays PLC	76,724	373,565
BG Group PLC	21,089	388,680
BHP Billiton PLC	13,126	382,023
BP PLC	120,160	864,389
British American Tobacco PLC	12,355	680,121
British Land Co. PLC REIT	6,751	62,468
British Sky Broadcasting Group PLC	9,163	108,664
BT Group PLC	49,048	225,137
Burberry Group PLC	2,711	59,851
Capita PLC	4,115	60,148
Carnival PLC	778	26,538
Centrica PLC	32,568	188,040
Cobham PLC	6,773	29,412

See Notes to Financial Statements.	21

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

United Kingdom (Continued)
Compass Group PLC	14,126	$185,979
Diageo PLC	16,171	479,368
Fresnillo PLC	1,515	26,541
G4S PLC	3,075	11,522
GKN PLC	10,543	47,881
GlaxoSmithKline PLC	30,761	800,866
Hammerson PLC REIT	3,359	26,182
HSBC Holdings PLC	116,079	1,280,282
IMI PLC	1,065	20,923
Imperial Tobacco Group PLC	5,937	213,882
Intercontinental Hotels Group PLC	1,685	48,823
Intertek Group PLC	415	20,272
Invensys PLC	6,014	36,350
Investec PLC	4,275	30,217
ITV PLC	23,058	45,930
J Sainsbury PLC	7,486	42,574
Johnson Matthey PLC	1,447	56,306
Kingfisher PLC	14,701	77,196
Land Securities Group PLC REIT	6,660	94,463
Legal & General Group PLC	26,837	72,990
Lloyds Banking Group PLC*	287,132	270,968
Marks & Spencer Group PLC	9,979	71,399
Meggitt PLC	4,930	39,888
National Grid PLC	23,500	280,115
Next PLC	1,003	70,392
Old Mutual PLC	30,729	95,901
Pearson PLC	6,494	121,266
Prudential PLC	18,703	317,424
Randgold Resources Ltd	460	36,554
Reckitt Benckiser Group PLC	4,410	316,402
Reed Elsevier PLC	7,360	82,809
Rexam PLC	5,412	43,582
Rio Tinto PLC	8,185	355,307
Rolls-Royce Holdings PLC*	15,958	292,173
Royal Bank of Scotland Group PLC*	14,370	73,493
SABMiller PLC	6,750	341,526
Sage Group PLC (The)*	5,560	30,843
Schroders PLC	704	25,330
Segro PLC REIT	3,059	12,986
Serco Group PLC	1,229	11,428
Severn Trent PLC	1,515	47,235
Smith & Nephew PLC	4,825	56,560
Smiths Group PLC	1,732	36,290
SSE PLC	6,720	158,670
Standard Chartered PLC	16,197	378,254
Standard Life PLC	7,484	44,666
Subsea 7 SA	1,657	36,734
Tate & Lyle PLC	3,840	47,639
Tesco PLC	50,953	282,926
TUI Travel PLC	10,528	57,347
Tullow Oil PLC	6,165	97,887
Unilever PLC	9,766	411,770

	Number of Shares	Value

United Kingdom (Continued)
Vedanta Resources PLC	1,515	$29,050
Vodafone Group PLC	307,252	896,103
Weir Group PLC (The)	1,620	57,376
Whitbread PLC	1,515	66,364
WM Morrison Supermarkets PLC	13,909	57,864
WPP PLC	9,751	167,122

		14,138,974

TOTAL COMMON STOCKS (Cost $72,275,517)		73,159,573

PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG	57	3,985
Henkel AG & Co. KGaA	2,128	206,333
Porsche Automobil Holding SE	898	75,131
ProSiebenSat.1 Media AG*	371	14,900
RWE AG-Non Vote	1,423	47,006
Volkswagen AG	899	197,414

		544,769

United Kingdom — 0.0% (a)
Rolls-Royce Holdings PLC, Class C*	757,078	1,151

TOTAL PREFERRED STOCKS (Cost $512,678)		545,920

TOTAL INVESTMENTS — 97.9% (Cost $72,788,195)		$73,705,493
Other assets less liabilities — 2.1%		1,594,694

NET ASSETS — 100.0%		$75,300,187

SECTOR BREAKDOWN AS OF MAY 31, 2013

	Value	% of Net Assets
Financial	$18,445,422	24.5%
Consumer, Non-cyclical	16,986,781	22.6
Consumer, Cyclical	9,425,205	12.5
Industrial	8,750,262	11.6
Basic Materials	5,350,964	7.1
Energy	5,013,175	6.7
Communications	5,012,741	6.6
Utilities	2,864,751	3.8
Technology	1,560,833	2.1
Diversified	295,359	0.4

TOTAL INVESTMENTS	73,705,493	97.9
Other assets less liabilities	1,594,694	2.1

NET ASSETS	$75,300,187	100.0%

As of May 31, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI Emerging Markets Index Futures	14	$1,182,440	6/21/2013	$(28,460)

See Notes to Financial Statements.	22

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

As of May 31, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/5/2013	AUD	1,287,000	USD	1,330,822	$99,561
Barclays Bank PLC	6/5/2013	AUD	426,000	USD	428,588	21,037
Barclays Bank PLC	6/5/2013	AUD	7,867	USD	8,000	473
Barclays Bank PLC	6/5/2013	AUD	23,252	USD	23,000	755
Barclays Bank PLC	6/5/2013	AUD	425,000	USD	419,452	12,859
Barclays Bank PLC	6/5/2013	AUD	423,000	USD	414,427	9,746
Barclays Bank PLC	6/5/2013	AUD	15,259	USD	15,000	402
Barclays Bank PLC	6/5/2013	AUD	425,000	USD	412,857	6,264
JP Morgan & Chase Co.	6/5/2013	AUD	1,287,000	USD	1,332,548	101,287
JP Morgan & Chase Co.	6/5/2013	AUD	418,000	USD	432,231	32,334
JP Morgan & Chase Co.	6/5/2013	AUD	425,000	USD	419,457	12,863
JP Morgan & Chase Co.	6/5/2013	AUD	423,000	USD	414,424	9,743
JP Morgan & Chase Co.	6/5/2013	AUD	23,645	USD	23,000	379
JP Morgan & Chase Co.	6/5/2013	AUD	849,000	USD	824,752	12,521
Barclays Bank PLC	6/5/2013	CHF	1,271,000	USD	1,367,130	37,915
Barclays Bank PLC	6/5/2013	CHF	428,000	USD	451,272	3,669
Barclays Bank PLC	6/5/2013	CHF	7,529	USD	8,000	126
Barclays Bank PLC	6/5/2013	CHF	23,195	USD	24,000	(257)
Barclays Bank PLC	6/5/2013	CHF	438,000	USD	453,441	(4,621)
Barclays Bank PLC	6/5/2013	CHF	436,000	USD	452,195	(3,775)
Barclays Bank PLC	6/5/2013	CHF	15,390	USD	16,000	(95)
Barclays Bank PLC	6/5/2013	CHF	437,000	USD	449,199	(7,817)
JP Morgan & Chase Co.	6/5/2013	CHF	1,271,000	USD	1,368,620	39,404
JP Morgan & Chase Co.	6/5/2013	CHF	426,000	USD	458,301	12,789
JP Morgan & Chase Co.	6/5/2013	CHF	438,000	USD	453,441	(4,621)
JP Morgan & Chase Co.	6/5/2013	CHF	436,000	USD	452,198	(3,772)
JP Morgan & Chase Co.	6/5/2013	CHF	23,338	USD	24,000	(407)
JP Morgan & Chase Co.	6/5/2013	CHF	874,000	USD	898,408	(15,625)
The Bank of New York Mellon	6/5/2013	CHF	80,268	USD	83,647	(297)
Barclays Bank PLC	6/5/2013	EUR	3,206,000	USD	4,221,917	54,808
Barclays Bank PLC	6/5/2013	EUR	40,000	USD	52,270	278
Barclays Bank PLC	6/5/2013	EUR	1,072,000	USD	1,397,206	3,837
Barclays Bank PLC	6/5/2013	EUR	19,084	USD	25,000	194
Barclays Bank PLC	6/5/2013	EUR	57,501	USD	74,000	(739)
Barclays Bank PLC	6/5/2013	EUR	1,085,000	USD	1,397,467	(12,799)
Barclays Bank PLC	6/5/2013	EUR	1,083,000	USD	1,394,759	(12,908)
Barclays Bank PLC	6/5/2013	EUR	37,960	USD	49,000	(340)
Barclays Bank PLC	6/5/2013	EUR	1,086,000	USD	1,393,183	(18,384)
JP Morgan & Chase Co.	6/5/2013	EUR	3,206,000	USD	4,227,656	60,547
JP Morgan & Chase Co.	6/5/2013	EUR	1,071,000	USD	1,410,743	18,673
JP Morgan & Chase Co.	6/5/2013	EUR	1,085,000	USD	1,397,470	(12,796)
JP Morgan & Chase Co.	6/5/2013	EUR	1,083,000	USD	1,394,761	(12,906)
JP Morgan & Chase Co.	6/5/2013	EUR	57,700	USD	74,000	(998)
JP Morgan & Chase Co.	6/5/2013	EUR	2,172,000	USD	2,786,368	(36,765)
The Bank of New York Mellon	6/5/2013	EUR	255,473	USD	331,094	(967)
Barclays Bank PLC	6/5/2013	GBP	2,095,000	USD	3,257,505	74,453
Barclays Bank PLC	6/5/2013	GBP	40,000	USD	62,100	1,326
Barclays Bank PLC	6/5/2013	GBP	701,000	USD	1,082,380	17,311
Barclays Bank PLC	6/5/2013	GBP	12,253	USD	19,000	383
Barclays Bank PLC	6/5/2013	GBP	38,060	USD	58,000	173
Barclays Bank PLC	6/5/2013	GBP	712,000	USD	1,083,918	2,136
Barclays Bank PLC	6/5/2013	GBP	711,000	USD	1,085,541	5,278
Barclays Bank PLC	6/5/2013	GBP	24,877	USD	38,000	203
Barclays Bank PLC	6/5/2013	GBP	715,000	USD	1,084,218	(2,122)
JP Morgan & Chase Co.	6/5/2013	GBP	2,095,000	USD	3,259,923	76,871
JP Morgan & Chase Co.	6/5/2013	GBP	698,000	USD	1,083,996	23,485

See Notes to Financial Statements.	23

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/5/2013	GBP	712,000	USD	1,083,920	$2,138
JP Morgan & Chase Co.	6/5/2013	GBP	711,000	USD	1,085,506	5,243
JP Morgan & Chase Co.	6/5/2013	GBP	38,219	USD	58,000	(68)
JP Morgan & Chase Co.	6/5/2013	GBP	1,430,000	USD	2,168,438	(4,242)
The Bank of New York Mellon	6/5/2013	GBP	100,000	USD	151,516	(420)
Barclays Bank PLC	6/5/2013	HKD	3,637,000	USD	468,727	188
Barclays Bank PLC	6/5/2013	HKD	1,167,000	USD	150,418	78
Barclays Bank PLC	6/5/2013	HKD	23,276	USD	3,000	1
Barclays Bank PLC	6/5/2013	HKD	62,089	USD	8,000	1
Barclays Bank PLC	6/5/2013	HKD	1,164,000	USD	149,974	21
Barclays Bank PLC	6/5/2013	HKD	1,164,000	USD	149,939	(14)
Barclays Bank PLC	6/5/2013	HKD	38,816	USD	5,000	—
Barclays Bank PLC	6/5/2013	HKD	1,164,000	USD	149,952	(1)
JP Morgan & Chase Co.	6/5/2013	HKD	3,637,000	USD	468,726	187
JP Morgan & Chase Co.	6/5/2013	HKD	1,297,000	USD	167,163	76
JP Morgan & Chase Co.	6/5/2013	HKD	1,164,000	USD	149,974	20
JP Morgan & Chase Co.	6/5/2013	HKD	1,164,000	USD	149,938	(15)
JP Morgan & Chase Co.	6/5/2013	HKD	62,102	USD	8,000	—
JP Morgan & Chase Co.	6/5/2013	HKD	2,328,000	USD	299,904	(3)
The Bank of New York Mellon	6/5/2013	HKD	500,000	USD	64,408	(5)
Barclays Bank PLC	6/5/2013	ILS	204,000	USD	56,795	1,483
Barclays Bank PLC	6/5/2013	ILS	66,000	USD	18,551	656
Barclays Bank PLC	6/5/2013	ILS	3,672	USD	1,000	4
Barclays Bank PLC	6/5/2013	ILS	67,000	USD	18,307	140
Barclays Bank PLC	6/5/2013	ILS	70,000	USD	19,215	235
Barclays Bank PLC	6/5/2013	ILS	3,640	USD	1,000	13
Barclays Bank PLC	6/5/2013	ILS	70,000	USD	19,078	99
JP Morgan & Chase Co.	6/5/2013	ILS	204,000	USD	56,855	1,543
JP Morgan & Chase Co.	6/5/2013	ILS	69,000	USD	19,222	514
JP Morgan & Chase Co.	6/5/2013	ILS	67,000	USD	18,308	141
JP Morgan & Chase Co.	6/5/2013	ILS	70,000	USD	19,216	236
JP Morgan & Chase Co.	6/5/2013	ILS	3,673	USD	1,000	4
JP Morgan & Chase Co.	6/5/2013	ILS	140,000	USD	38,157	198
Barclays Bank PLC	6/5/2013	JPY	317,913,000	USD	3,262,989	98,194
Barclays Bank PLC	6/5/2013	JPY	5,000,000	USD	51,002	1,227
Barclays Bank PLC	6/5/2013	JPY	103,817,000	USD	1,031,459	(2,029)
Barclays Bank PLC	6/5/2013	JPY	1,885,942	USD	19,000	226
Barclays Bank PLC	6/5/2013	JPY	5,923,772	USD	58,000	(971)
Barclays Bank PLC	6/5/2013	JPY	111,086,000	USD	1,085,579	(20,272)
Barclays Bank PLC	6/5/2013	JPY	110,647,000	USD	1,081,220	(20,260)
Barclays Bank PLC	6/5/2013	JPY	3,982,083	USD	39,000	(641)
Barclays Bank PLC	6/5/2013	JPY	110,904,000	USD	1,073,774	(30,265)
JP Morgan & Chase Co.	6/5/2013	JPY	317,913,000	USD	3,264,155	99,360
JP Morgan & Chase Co.	6/5/2013	JPY	105,197,000	USD	1,079,272	32,046
JP Morgan & Chase Co.	6/5/2013	JPY	111,086,000	USD	1,085,577	(20,274)
JP Morgan & Chase Co.	6/5/2013	JPY	110,647,000	USD	1,081,164	(20,316)
JP Morgan & Chase Co.	6/5/2013	JPY	6,073,159	USD	59,000	(1,458)
JP Morgan & Chase Co.	6/5/2013	JPY	221,807,000	USD	2,147,636	(60,433)
The Bank of New York Mellon	6/5/2013	JPY	25,374,235	USD	251,292	(1,306)
Barclays Bank PLC	6/5/2013	NOK	766,000	USD	132,514	2,014
Barclays Bank PLC	6/5/2013	NOK	258,000	USD	44,548	594
Barclays Bank PLC	6/5/2013	NOK	5,760	USD	1,000	19
Barclays Bank PLC	6/5/2013	NOK	11,699	USD	2,000	7
Barclays Bank PLC	6/5/2013	NOK	254,000	USD	43,397	124
Barclays Bank PLC	6/5/2013	NOK	250,000	USD	42,821	230
Barclays Bank PLC	6/5/2013	NOK	5,824	USD	1,000	8
Barclays Bank PLC	6/5/2013	NOK	250,000	USD	42,614	23

See Notes to Financial Statements.	24

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/5/2013	NOK	766,000	USD	132,882	$2,382
JP Morgan & Chase Co.	6/5/2013	NOK	252,000	USD	43,644	712
JP Morgan & Chase Co.	6/5/2013	NOK	254,000	USD	43,397	124
JP Morgan & Chase Co.	6/5/2013	NOK	250,000	USD	42,821	230
JP Morgan & Chase Co.	6/5/2013	NOK	11,725	USD	2,000	2
JP Morgan & Chase Co.	6/5/2013	NOK	501,000	USD	85,398	45
The Bank of New York Mellon	6/5/2013	NOK	37,000	USD	6,286	(17)
Barclays Bank PLC	6/5/2013	NZD	14,000	USD	11,977	854
Barclays Bank PLC	6/5/2013	NZD	4,000	USD	3,345	167
Barclays Bank PLC	6/5/2013	NZD	4,000	USD	3,288	110
Barclays Bank PLC	6/5/2013	NZD	4,000	USD	3,256	78
Barclays Bank PLC	6/5/2013	NZD	4,000	USD	3,222	43
JP Morgan & Chase Co.	6/5/2013	NZD	14,000	USD	11,982	859
JP Morgan & Chase Co.	6/5/2013	NZD	4,000	USD	3,421	243
JP Morgan & Chase Co.	6/5/2013	NZD	4,000	USD	3,289	110
JP Morgan & Chase Co.	6/5/2013	NZD	4,000	USD	3,257	79
JP Morgan & Chase Co.	6/5/2013	NZD	9,000	USD	7,248	98
Barclays Bank PLC	6/5/2013	SEK	3,100,000	USD	477,882	9,898
Barclays Bank PLC	6/5/2013	SEK	1,042,000	USD	158,781	1,478
Barclays Bank PLC	6/5/2013	SEK	19,531	USD	3,000	52
Barclays Bank PLC	6/5/2013	SEK	53,334	USD	8,000	(51)
Barclays Bank PLC	6/5/2013	SEK	1,051,000	USD	157,421	(1,241)
Barclays Bank PLC	6/5/2013	SEK	1,054,000	USD	157,870	(1,245)
Barclays Bank PLC	6/5/2013	SEK	33,229	USD	5,000	(16)
Barclays Bank PLC	6/5/2013	SEK	1,064,000	USD	158,702	(1,922)
JP Morgan & Chase Co.	6/5/2013	SEK	3,100,000	USD	478,534	10,549
JP Morgan & Chase Co.	6/5/2013	SEK	1,038,000	USD	160,037	3,337
JP Morgan & Chase Co.	6/5/2013	SEK	1,051,000	USD	157,419	(1,243)
JP Morgan & Chase Co.	6/5/2013	SEK	1,054,000	USD	157,868	(1,247)
JP Morgan & Chase Co.	6/5/2013	SEK	53,612	USD	8,000	(93)
JP Morgan & Chase Co.	6/5/2013	SEK	2,128,000	USD	317,401	(3,847)
The Bank of New York Mellon	6/5/2013	SEK	136,000	USD	20,460	(71)
Barclays Bank PLC	6/5/2013	SGD	333,000	USD	270,167	6,707
Barclays Bank PLC	6/5/2013	SGD	108,000	USD	87,528	2,081
Barclays Bank PLC	6/5/2013	SGD	2,459	USD	2,000	55
Barclays Bank PLC	6/5/2013	SGD	6,227	USD	5,000	73
Barclays Bank PLC	6/5/2013	SGD	108,000	USD	86,636	1,189
Barclays Bank PLC	6/5/2013	SGD	108,000	USD	86,231	784
Barclays Bank PLC	6/5/2013	SGD	3,755	USD	3,000	29
Barclays Bank PLC	6/5/2013	SGD	109,000	USD	86,588	351
JP Morgan & Chase Co.	6/5/2013	SGD	333,000	USD	270,369	6,909
JP Morgan & Chase Co.	6/5/2013	SGD	106,000	USD	86,060	2,196
JP Morgan & Chase Co.	6/5/2013	SGD	108,000	USD	86,637	1,191
JP Morgan & Chase Co.	6/5/2013	SGD	108,000	USD	86,231	784
JP Morgan & Chase Co.	6/5/2013	SGD	6,282	USD	5,000	29
JP Morgan & Chase Co.	6/5/2013	SGD	217,000	USD	172,379	694
The Bank of New York Mellon	6/5/2013	SGD	60,000	USD	47,444	(26)
Barclays Bank PLC	6/5/2013	USD	2,903,891	AUD	3,032,379	(2,840)
Barclays Bank PLC	6/5/2013	USD	3,177,854	CHF	3,056,114	18,238
Barclays Bank PLC	6/5/2013	USD	9,952,586	EUR	7,686,546	38,267
Barclays Bank PLC	6/5/2013	USD	7,647,452	GBP	5,049,190	24,068
Barclays Bank PLC	6/5/2013	USD	1,084,662	HKD	8,420,180	74
Barclays Bank PLC	6/5/2013	USD	130,877	ILS	484,312	438
Barclays Bank PLC	6/5/2013	USD	7,631,480	JPY	771,158,797	45,335
Barclays Bank PLC	6/5/2013	USD	305,940	NOK	1,801,283	935
Barclays Bank PLC	6/5/2013	USD	23,862	NZD	30,000	(26)
Barclays Bank PLC	6/5/2013	USD	1,115,428	SEK	7,417,093	4,277

See Notes to Financial Statements.	25

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/5/2013	USD	614,790	SGD	778,441	$1,091
JP Morgan & Chase Co.	6/5/2013	USD	3,284,091	AUD	3,425,645	(6,806)
JP Morgan & Chase Co.	6/5/2013	USD	52,000	CHF	50,566	883
JP Morgan & Chase Co.	6/5/2013	USD	3,561,697	CHF	3,417,772	12,619
JP Morgan & Chase Co.	6/5/2013	USD	104,000	EUR	80,849	1,086
JP Morgan & Chase Co.	6/5/2013	USD	149,000	EUR	116,180	2,009
JP Morgan & Chase Co.	6/5/2013	USD	10,987,121	EUR	8,477,671	32,024
JP Morgan & Chase Co.	6/5/2013	USD	73,000	GBP	47,952	(144)
JP Morgan & Chase Co.	6/5/2013	USD	104,000	GBP	68,530	121
JP Morgan & Chase Co.	6/5/2013	USD	167,946	GBP	111,000	702
JP Morgan & Chase Co.	6/5/2013	USD	8,272,904	GBP	5,456,737	17,825
JP Morgan & Chase Co.	6/5/2013	USD	1,243,387	HKD	9,652,102	53
JP Morgan & Chase Co.	6/5/2013	USD	149,910	ILS	553,673	211
JP Morgan & Chase Co.	6/5/2013	USD	119,000	JPY	12,187,766	2,328
JP Morgan & Chase Co.	6/5/2013	USD	237,000	JPY	24,395,571	5,856
JP Morgan & Chase Co.	6/5/2013	USD	8,280,686	JPY	836,139,822	43,009
JP Morgan & Chase Co.	6/5/2013	USD	345,711	NOK	2,034,725	934
JP Morgan & Chase Co.	6/5/2013	USD	27,909	NZD	35,000	(101)
JP Morgan & Chase Co.	6/5/2013	USD	1,267,405	SEK	8,424,612	4,397
JP Morgan & Chase Co.	6/5/2013	USD	41,000	SGD	51,117	(558)
JP Morgan & Chase Co.	6/5/2013	USD	654,076	SGD	827,166	355
The Bank of New York Mellon	6/5/2013	USD	7,490	CHF	7,000	(169)
The Bank of New York Mellon	6/5/2013	USD	67,000	CHF	64,268	211
The Bank of New York Mellon	6/5/2013	USD	9,357	CHF	9,000	55
The Bank of New York Mellon	6/5/2013	USD	23,518	EUR	18,000	(122)
The Bank of New York Mellon	6/5/2013	USD	113,000	EUR	87,473	697
The Bank of New York Mellon	6/5/2013	USD	194,075	EUR	150,000	893
The Bank of New York Mellon	6/5/2013	USD	86,000	GBP	56,186	(634)
The Bank of New York Mellon	6/5/2013	USD	30,253	GBP	20,000	134
The Bank of New York Mellon	6/5/2013	USD	36,105	GBP	23,814	78
The Bank of New York Mellon	6/5/2013	USD	64,403	HKD	500,000	10
The Bank of New York Mellon	6/5/2013	USD	217,000	JPY	22,124,235	3,246
The Bank of New York Mellon	6/5/2013	USD	32,144	JPY	3,250,000	210
The Bank of New York Mellon	6/5/2013	USD	6,276	NOK	37,000	28
The Bank of New York Mellon	6/5/2013	USD	12,237	SEK	80,000	(160)
The Bank of New York Mellon	6/5/2013	USD	8,421	SEK	56,000	33
The Bank of New York Mellon	6/5/2013	USD	47,401	SGD	60,000	69
Barclays Bank PLC	6/6/2013	DKK	989,000	USD	174,646	2,209
Barclays Bank PLC	6/6/2013	DKK	328,000	USD	57,362	174
Barclays Bank PLC	6/6/2013	DKK	5,689	USD	1,000	8
Barclays Bank PLC	6/6/2013	DKK	17,378	USD	3,000	(30)
Barclays Bank PLC	6/6/2013	DKK	333,000	USD	57,550	(510)
Barclays Bank PLC	6/6/2013	DKK	329,000	USD	56,855	(507)
Barclays Bank PLC	6/6/2013	DKK	11,546	USD	2,000	(13)
Barclays Bank PLC	6/6/2013	DKK	329,000	USD	56,636	(727)
JP Morgan & Chase Co.	6/6/2013	DKK	989,000	USD	174,945	2,508
JP Morgan & Chase Co.	6/6/2013	DKK	330,000	USD	58,310	773
JP Morgan & Chase Co.	6/6/2013	DKK	333,000	USD	57,550	(511)
JP Morgan & Chase Co.	6/6/2013	DKK	329,000	USD	56,855	(508)
JP Morgan & Chase Co.	6/6/2013	DKK	17,431	USD	3,000	(39)
JP Morgan & Chase Co.	6/6/2013	DKK	657,000	USD	113,099	(1,451)
Barclays Bank PLC	6/6/2013	USD	406,826	DKK	2,342,613	1,619
JP Morgan & Chase Co.	6/6/2013	USD	461,582	DKK	2,655,431	1,404
Barclays Bank PLC	7/3/2013	AUD	3,117,000	USD	2,978,880	3,092
JP Morgan & Chase Co.	7/3/2013	AUD	3,117,000	USD	2,982,184	6,396
Barclays Bank PLC	7/3/2013	CHF	3,326,000	USD	3,459,391	(19,911)
JP Morgan & Chase Co.	7/3/2013	CHF	3,326,000	USD	3,466,989	(12,313)

See Notes to Financial Statements.	26

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2013

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	7/3/2013	DKK	2,578,000	USD	447,809	$(1,804)
JP Morgan & Chase Co.	7/3/2013	DKK	2,578,000	USD	448,221	(1,391)
Barclays Bank PLC	7/3/2013	EUR	8,424,000	USD	10,908,970	(42,155)
JP Morgan & Chase Co.	7/3/2013	EUR	8,424,000	USD	10,919,088	(32,038)
Barclays Bank PLC	7/3/2013	GBP	5,501,000	USD	8,330,115	(26,207)
JP Morgan & Chase Co.	7/3/2013	GBP	5,501,000	USD	8,338,383	(17,939)
Barclays Bank PLC	7/3/2013	HKD	8,608,000	USD	1,108,989	(86)
JP Morgan & Chase Co.	7/3/2013	HKD	8,608,000	USD	1,109,011	(64)
Barclays Bank PLC	7/3/2013	ILS	527,000	USD	142,264	(493)
JP Morgan & Chase Co.	7/3/2013	ILS	527,000	USD	142,551	(206)
Barclays Bank PLC	7/3/2013	JPY	813,498,000	USD	8,051,319	(47,922)
JP Morgan & Chase Co.	7/3/2013	JPY	813,498,000	USD	8,057,276	(41,965)
Barclays Bank PLC	7/3/2013	NOK	1,987,000	USD	337,129	(1,025)
JP Morgan & Chase Co.	7/3/2013	NOK	1,987,000	USD	337,242	(912)
Barclays Bank PLC	7/3/2013	NZD	33,000	USD	26,197	29
JP Morgan & Chase Co.	7/3/2013	NZD	33,000	USD	26,262	94
Barclays Bank PLC	7/3/2013	SEK	8,266,000	USD	1,242,253	(4,769)
JP Morgan & Chase Co.	7/3/2013	SEK	8,266,000	USD	1,242,686	(4,336)
Barclays Bank PLC	7/3/2013	SGD	821,000	USD	648,391	(1,171)
JP Morgan & Chase Co.	7/3/2013	SGD	821,000	USD	649,188	(373)
The Bank of New York Mellon	7/3/2013	USD	56,000	AUD	58,467	(181)
The Bank of New York Mellon	7/3/2013	USD	167,000	CHF	160,106	486
The Bank of New York Mellon	7/3/2013	USD	37,000	DKK	212,556	70
The Bank of New York Mellon	7/3/2013	USD	472,000	EUR	363,723	837
The Bank of New York Mellon	7/3/2013	USD	282,000	GBP	185,855	324
The Bank of New York Mellon	7/3/2013	USD	788,000	JPY	79,476,892	3,278
The Bank of New York Mellon	7/3/2013	USD	19,000	NOK	111,817	29
The Bank of New York Mellon	7/3/2013	USD	88,000	SEK	584,056	112
The Bank of New York Mellon	7/3/2013	USD	17,000	SGD	21,497	8

						$722,005

Currency Abbreviations

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli New Sheqel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

* Non-income producing security.

(a) Less than 0.1%.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	27

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 90.2%
Brazil — 6.2%
Banco Bradesco SA	1,323	$22,052
Banco do Brasil SA	1,400	16,603
Banco Santander Brasil SA	2,300	16,355
BM&FBovespa SA	5,800	38,047
BR Malls Participacoes SA	1,800	18,489
BRF SA	1,800	41,953
CCR SA	3,200	29,194
Centrais Eletricas Brasileiras SA	1,600	4,228
Cia Siderurgica Nacional SA	2,900	8,950
Cielo SA	1,176	30,199
Cosan SA Industria e Comercio	400	8,834
CPFL Energia SA	800	8,408
Duratex SA	1,580	10,918
Ecorodovias Infraestrutura e Logistica SA	800	6,331
EDP — Energias do Brasil SA	600	3,544
Embraer SA	2,600	23,720
JBS SA	3,000	9,805
Localiza Rent a Car SA	420	6,456
Lojas Renner SA	900	31,305
Multiplan Empreendimentos Imobiliarios SA	200	5,228
Natura Cosmeticos SA	800	18,945
OGX Petroleo e Gas Participacoes SA*	3,000	1,933
Petroleo Brasileiro SA	8,800	77,943
Souza Cruz SA	600	8,144
Tim Participacoes SA	2,000	7,610
Totvs SA	400	7,050
Tractebel Energia SA	400	6,901
Ultrapar Participacoes SA	1,200	30,255
Vale SA	3,300	46,916

		546,316

Chile — 1.7%
AES Gener SA	10,419	7,094
Banco de Credito e Inversiones	207	12,481
Banco Santander Chile	120,964	7,411
CAP SA	201	4,985
Cencosud SA	2,715	14,354
Colbun SA	21,037	5,957
Corpbanca	382,073	4,531
E.CL SA	2,204	4,078
Empresa Nacional de Electricidad SA	10,693	17,100
Empresas CMPC SA	3,907	12,820
Empresas COPEC SA	1,066	14,168
Enersis SA	46,019	15,522
ENTEL Chile SA	401	7,362
LATAM Airlines Group SA	770	13,773
SACI Falabella	922	10,562

		152,198

China — 16.8%
Agile Property Holdings Ltd	3,800	4,602
Agricultural Bank of China Ltd., Class H	40,000	18,757
Air China Ltd., Class H	7,100	5,872
Anhui Conch Cement Co. Ltd., Class H	5,000	16,328
Anta Sports Products Ltd	10,000	9,275
Bank of China Ltd., Class H	200,325	94,968

	Number of Shares	Value

China (continued)
Bank of Communications Co. Ltd., Class H*	22,000	$16,863
Beijing Enterprises Holdings Ltd	1,900	15,555
Belle International Holdings Ltd., Class A	10,000	15,433
Brilliance China Automotive Holdings Ltd.*	3,400	3,916
Byd Co. Ltd., Class H*	3,100	13,638
China Citic Bank Corp. Ltd., Class H	20,000	10,795
China Coal Energy Co. Ltd., Class H	16,000	10,430
China Communications Construction Co. Ltd., Class H	12,000	11,285
China Construction Bank Corp., Class H	168,274	136,568
China Life Insurance Co. Ltd., Class H*	18,030	46,570
China Longyuan Power Group Corp., Class H*	18,000	17,971
China Mengniu Dairy Co. Ltd	4,000	13,939
China Merchants Bank Co. Ltd., Class H	9,000	18,179
China Minsheng Banking Corp. Ltd., Class H	17,000	20,827
China Mobile Ltd	9,923	105,397
China National Building Material Co. Ltd., Class H	12,000	12,800
China Overseas Land & Investment Ltd	12,020	35,846
China Pacific Insurance Group Co. Ltd., Class H*	4,808	16,259
China Petroleum & Chemical Corp., Class H	40,000	41,326
China Resources Cement Holdings Ltd	7,300	3,856
China Resources Enterprise Ltd	4,007	13,085
China Resources Power Holdings Co. Ltd	6,900	18,177
China Shanshui Cement Group Ltd	20,000	10,383
China Shenhua Energy Co. Ltd., Class H	8,000	26,228
China State Construction International Holdings Ltd	6,900	11,111
China Telecom Corp. Ltd., Class H	36,000	17,252
CNOOC Ltd	38,000	67,163
Country Garden Holdings Co. Ltd	38,129	21,907
Dongfeng Motor Group Co. Ltd., Class H	12,020	18,953
ENN Energy Holdings Ltd	900	5,072
Fosun International Ltd	25,000	21,030
Guangdong Investment Ltd	12,100	10,615
Hengan International Group Co. Ltd	1,002	11,114
Industrial & Commercial Bank of China Ltd., Class H	140,228	98,813
Intime Department Store Group Co. Ltd	3,700	3,856
Kunlun Energy Co. Ltd	8,000	15,356
Lee & Man Paper Manufacturing Ltd	34,000	22,907
Lenovo Group Ltd	16,027	16,497
Longfor Properties Co. Ltd	6,700	11,393
Nine Dragons Paper Holdings Ltd	16,000	12,305
Parkson Retail Group Ltd	14,000	6,403
PetroChina Co. Ltd., Class H	60,000	69,874
PICC Property & Casualty Co. Ltd., Class H	12,020	14,199
Ping An Insurance Group Co., Class H	4,007	29,836
Poly Property Group Co. Ltd.*	16,000	10,842
Shanghai Industrial Holdings Ltd	6,000	18,434
Shougang Fushan Resources Group Ltd	10,900	4,395
Sinopharm Group Co. Ltd., Class H	1,803	4,878
Soho China Ltd	24,000	20,344
Tencent Holdings Ltd	1,205	47,780
Tingyi Cayman Islands Holding Corp	8,000	20,591
Tsingtao Brewery Co. Ltd., Class H	800	5,570
Uni-President China Holdings Ltd	11,900	13,214

See Notes to Financial Statements.	28

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

China (Continued)
Want Want China Holdings Ltd	22,000	$32,536
Wumart Stores, Inc., Class H	5,300	10,815
Yanzhou Coal Mining Co. Ltd., Class H	8,000	8,203
Zhongsheng Group Holdings Ltd	6,100	7,685

		1,476,071

Colombia — 0.5%
Almacenes Exito SA	401	6,522
Cementos Argos SA	1,002	4,106
Grupo de Inversiones Suramericana SA	902	18,385
Interconexion Electrica SA ESP	1,603	6,686
Isagen SA ESP*	7,614	10,479

		46,178

Czech Republic — 0.1%
CEZ AS	401	11,144
Telefonica Czech Republic AS	100	1,460

		12,604

Egypt — 0.2%
Orascom Construction Industries*	445	14,857

Hungary — 0.9%
MOL Hungarian Oil and Gas PLC	1,053	76,775

India — 5.9%
Axis Bank Ltd. GDR	3,105	80,854
Dr. Reddy’s Laboratories Ltd., ADR	1,304	48,209
HDFC Bank Ltd., ADR	2,205	88,730
ICICI Bank Ltd., ADR	1,203	54,099
Infosys Ltd., ADR	602	25,134
Larsen & Toubro Ltd. GDR	1,904	47,828
Reliance Industries Ltd. GDR, 144A	3,005	86,153
Sterlite Industries India Ltd., ADR	4,407	29,174
Tata Motors Ltd., ADR	1,202	32,971
Wipro Ltd., ADR	3,640	27,773

		520,925

Indonesia — 3.3%
Adaro Energy Tbk PT	59,500	5,649
Astra Agro Lestari Tbk PT	2,000	3,982
Astra International Tbk PT	50,082	36,047
Bank Central Asia Tbk PT	29,000	30,643
Bank Danamon Indonesia Tbk PT	28,000	16,437
Bank Mandiri Persero Tbk PT	25,000	24,758
Bank Negara Indonesia Persero Tbk PT	19,000	9,456
Bank Rakyat Indonesia Persero Tbk PT	27,000	24,533
Bumi Resources Tbk PT	40,000	2,695
Charoen Pokphand Indonesia Tbk PT	35,900	18,142
Gudang Garam Tbk PT	1,900	10,378
Indo Tambangraya Megah Tbk PT	2,900	8,883
Indosat Tbk PT	13,000	6,901
Perusahaan Gas Negara Persero Tbk PT	43,000	24,145
Semen Indonesia Persero Tbk PT	8,000	14,701
Telekomunikasi Indonesia Persero Tbk PT	24,039	27,119
Unilever Indonesia Tbk PT	4,007	12,477
United Tractors Tbk PT	8,000	13,313
XL Axiata Tbk PT	8,900	4,543

		294,802

	Number of Shares	Value

Malaysia — 5.1%
AirAsia Bhd	6,200	$6,402
AMMB Holdings Bhd	4,400	10,407
Axiata Group Bhd	6,600	14,376
British American Tobacco Malaysia Bhd	1,500	30,755
CIMB Group Holdings Bhd	11,600	30,993
DiGi.Com Bhd	11,000	16,860
Genting Malaysia Bhd	13,200	27,852
Hong Leong Bank Bhd	4,000	18,303
IOI Corp. Bhd	11,400	18,761
Kuala Lumpur Kepong Bhd	1,400	9,568
Lafarge Malaysia Bhd	7,200	25,092
Malayan Banking Bhd	7,800	25,622
Maxis Bhd	9,500	20,722
MMC Corp. Bhd	6,600	5,537
Petronas Chemicals Group Bhd	8,600	18,316
Petronas Dagangan Bhd	3,800	30,655
Petronas Gas Bhd	2,000	13,708
Public Bank Bhd	4,600	25,026
RHB Capital Bhd	1,800	5,088
Sime Darby Bhd	6,600	20,062
Telekom Malaysia Bhd	7,100	12,578
Tenaga Nasional Bhd	8,800	23,711
UMW Holdings Bhd	5,300	24,662
YTL Corp. Bhd	12,593	6,868
YTL Power International Bhd	8,600	4,218

		446,142

Mexico — 5.7%
Alfa SAB de CV, Class A	8,000	18,882
America Movil SAB de CV	113,048	113,684
Arca Continental SAB de CV	2,000	15,802
Cemex SAB de CV*	49,207	57,493
Coca-Cola Femsa SAB de CV	801	11,710
Fomento Economico Mexicano SAB de CV	4,608	50,226
Grupo Bimbo SAB de CV	4,408	13,050
Grupo Carso SAB de CV	1,800	9,456
Grupo Financiero Banorte SAB de CV, Class O	5,001	31,994
Grupo Financiero Inbursa SAB de CV, Class O	8,400	19,274
Grupo Mexico SAB de CV	9,711	32,153
Grupo Modelo SAB de CV	1,800	16,250
Grupo Televisa SAB de CV	8,409	43,999
Industrias Penoles SAB de CV	540	20,508
Minera Frisco SAB de CV*	1,600	5,943
Wal-Mart de Mexico SAB de CV	15,025	44,352

		504,776

Peru — 0.2%
Cia de Minas Buenaventura SA, Class B, ADR	301	5,403
Southern Copper Corp	309	9,625

		15,028

Philippines — 1.0%
Aboitiz Power Corp	9,200	7,781
Ayala Land, Inc	17,500	13,973
Bank of the Philippine Islands	4,610	11,179
BDO Unibank, Inc.*	4,749	10,460
Energy Development Corp	40,500	5,940

See Notes to Financial Statements.	29

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Philippines (Continued)
Metropolitan Bank & Trust	3,810	$11,384
Philippine Long Distance Telephone Co	200	14,658
SM Investments Corp	400	10,589

		85,964

Poland — 6.3%
Bank Pekao SA	1,387	70,109
Enea SA	6,534	29,422
Grupa Lotos SA*	401	5,239
Kernel Holding SA*	4,085	71,292
KGHM Polska Miedz SA	992	44,729
PGE SA	10,182	56,034
Polski Koncern Naftowy Orlen SA*	1,785	28,764
Powszechna Kasa Oszczednosci Bank Polski SA	7,383	78,139
Powszechny Zaklad Ubezpieczen SA	910	127,273
Synthos SA	7,578	12,373
Tauron Polska Energia SA	2,605	3,437
Telekomunikacja Polska SA	11,265	27,880

		554,691

Russia — 4.6%
Gazprom OAO, ADR	5,609	42,404
LSR Group OJSC GDR	3,392	12,293
Lukoil OAO, ADR	1,202	71,037
Magnit OJSC GDR	173	9,472
MMC Norilsk Nickel OJSC, ADR	3,790	55,031
Mobile Telesystems OJSC, ADR	802	15,455
NovaTek OAO GDR	462	51,836
Novolipetsk Steel OJSC GDR	389	5,419
Rosneft Oil Co. GDR	9,818	65,241
Severstal OAO GDR	601	4,718
Sistema JSFC GDR	336	6,414
Surgutneftegas OJSC, ADR	3,006	22,755
Tatneft, ADR	502	17,445
VTB Bank OJSC GDR	10,017	29,089

		408,609

South Africa — 2.4%
AngloGold Ashanti Ltd., ADR	1,709	31,001
Gold Fields Ltd., ADR	5,420	32,900
Harmony Gold Mining Co. Ltd., ADR	3,212	13,426
Impala Platinum Holdings Ltd., ADR	1,403	14,479
MTN Group Ltd., ADR	4,113	74,651
Sasol Ltd., ADR	1,005	44,602

		211,059

South Korea — 15.8%
Amorepacific Corp	14	11,426
Celltrion, Inc	164	5,458
Cheil Industries, Inc	317	25,760
Coway Co. Ltd	430	21,125
Daewoo Engineering & Construction Co. Ltd.*	600	4,190
Daewoo International Corp	200	6,444
DGB Financial Group, Inc	400	6,002
Doosan Corp	52	6,536
Doosan Heavy Industries & Construction Co. Ltd	200	8,330
Doosan Infracore Co. Ltd.*	200	2,310

	Number of Shares	Value

South Korea (Continued)
E-Mart Co. Ltd	63	$11,070
GS Engineering & Construction Corp	86	2,558
Hana Financial Group, Inc	560	18,936
Hankook Tire Co. Ltd	81	3,786
Hanwha Corp	200	5,612
Hanwha Life Insurance Co. Ltd	800	4,950
Hyundai Department Store Co. Ltd	36	5,035
Hyundai Engineering & Construction Co. Ltd	259	14,077
Hyundai Heavy Industries Co. Ltd	100	17,526
Hyundai Merchant Marine Co. Ltd.*	200	2,080
Hyundai Mipo Dockyard	36	4,382
Hyundai Mobis	163	41,121
Hyundai Motor Co	391	73,548
Hyundai Steel Co	185	11,807
Hyundai Wia Corp	46	6,739
Kangwon Land, Inc	200	6,152
KB Financial Group, Inc	1,012	33,100
KIA Motors Corp	732	38,424
Korea Electric Power Corp.*	740	17,555
Korea Gas Corp	200	9,843
Korean Air Lines Co. Ltd.*	200	6,533
KT&G Corp	595	41,924
Kumho Petro Chemical Co. Ltd	25	2,111
LG Chem Ltd	110	26,631
LG Corp	267	16,615
LG Display Co. Ltd.*	640	17,817
LG Electronics, Inc	235	16,891
LG Household & Health Care Ltd	39	21,542
LG Uplus Corp.*	1,760	18,228
Lotte Chemical Corp	50	7,325
Lotte Shopping Co. Ltd	44	14,236
LS Corp	179	11,218
NCSoft Corp	40	5,559
Neo Holdings Co. Ltd.*	26	—
NHN Corp	114	30,778
OCI Co. Ltd	52	6,812
POSCO	157	44,750
Samsung C&T Corp	299	16,251
Samsung Card Co. Ltd	200	6,648
Samsung Electro-Mechanics Co. Ltd	207	18,103
Samsung Electronics Co. Ltd	263	358,055
Samsung Engineering Co. Ltd	88	7,455
Samsung Fire & Marine Insurance Co. Ltd	184	37,298
Samsung Heavy Industries Co. Ltd	480	14,043
Samsung Life Insurance Co. Ltd	447	41,745
Samsung SDI Co. Ltd	110	13,973
Shinhan Financial Group Co. Ltd	1,020	36,613
SK C&C Co. Ltd	50	4,537
SK Holdings Co. Ltd	106	16,702
SK Hynix, Inc.*	1,200	34,204
SK Innovation Co. Ltd	199	26,335
SK Networks Co. Ltd	600	3,718
SK Telecom Co. Ltd., ADR	401	8,140
S-Oil Corp	149	11,554
Woori Finance Holdings Co. Ltd	1,530	16,184

		1,386,410

See Notes to Financial Statements.	30

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Taiwan — 9.2%
Advanced Semiconductor Engineering, Inc., ADR	28,288	$118,810
AU Optronics Corp., ADR*	7,033	31,367
Chunghwa Telecom Co. Ltd., ADR	3,307	103,708
Hon Hai Precision Industry Co. Ltd. GDR	32,457	164,070
Siliconware Precision Industries Co., ADR	14,527	83,530
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,420	231,756
United Microelectronics Corp., ADR	33,862	73,481

		806,722

Thailand — 2.1%
Bangkok Bank PCL, NVDR	3,400	23,022
Bank of Ayudhya PCL, NVDR	12,200	13,600
Indorama Ventures PCL, NVDR	15,200	11,045
IRPC PCL, NVDR	33,900	4,143
Kasikornbank PCL, NVDR	4,600	29,628
Krung Thai Bank PCL, NVDR	29,700	21,778
PTT Exploration & Production PCL, NVDR	3,600	18,074
PTT PCL, NVDR	1,800	19,383
Siam Commercial Bank PCL, NVDR	5,800	33,240
Thai Oil PCL, NVDR	5,300	11,204

		185,117

Turkey — 2.2%
Akbank TAS	4,371	20,869
Arcelik AS	1,202	9,115
Bim Birlesik Magazalar AS	397	18,763
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	3,406	5,621
Enka Insaat ve Sanayi AS	2,244	7,190
Eregli Demir ve Celik Fabrikalari TAS	3,913	4,681
Haci Omer Sabanci Holding AS	1,403	8,991
Turk Hava Yollari	3,199	14,863
Turk Telekomunikasyon AS	1,202	4,660
Turkcell Iletisim Hizmetleri AS*	3,542	21,848
Turkiye Garanti Bankasi AS	5,025	26,031
Turkiye Halk Bankasi AS	802	8,609
Turkiye Is Bankasi, Class C	6,347	23,592
Turkiye Vakiflar Bankasi Tao, Class D	2,605	8,291
Yapi ve Kredi Bankasi AS	2,404	7,190

		190,314

TOTAL COMMON STOCKS (Cost $8,159,350)		7,935,558

PREFERRED STOCKS — 7.5%
Brazil — 6.8%
AES Tiete SA	400	4,342
Banco Bradesco SA	5,130	82,227
Bradespar SA	1,000	10,300
Braskem SA*	1,200	9,362
Cia Brasileira de Distribuicao Grupo Pao de Acucar	400	19,384
Cia de Bebidas das Americas	1,800	68,872
Cia Energetica de Minas Gerais	1,749	17,679
Gerdau SA	2,400	14,623
Itau Unibanco Holding SA	7,340	111,035

	Number of Shares	Value

Brazil (Continued)
Itausa — Investimentos Itau SA	7,198	$31,658
Klabin SA	2,200	13,322
Metalurgica Gerdau SA, Class A	1,200	9,301
Oi SA	800	1,483
Petroleo Brasileiro SA	12,100	113,272
Telefonica Brasil SA	1,000	24,605
Vale SA	5,200	69,558

		601,023

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B	331	15,402

Colombia — 0.0% (a)
Grupo Argos SA	155	1,637

South Korea — 0.5%
Samsung Electronics Co. Ltd	50	43,817

TOTAL PREFERRED STOCKS (Cost $748,477)		661,879

RIGHTS — 0.0% (a)
Brazil — 0.0% (a)
Itausa — Investimentos Itau SA*, expires 6/30/13	176	223

Chile — 0.0% (a)
Empresas CMPC SA*, expires 7/8/13	274	90

China — 0.0% (a)
PICC Property and Casualty Co. Ltd.*, expires 7/18/13	1,322	645

TOTAL RIGHTS (Cost $0)		958

TOTAL INVESTMENTS — 97.7% (Cost $8,907,827)		$8,598,395
Other assets less liabilities — 2.3%		201,756

NET ASSETS — 100.0%		$8,800,151

SECTOR BREAKDOWN AS OF MAY 31, 2013

	Value	% of Net Assets
Financial	$2,287,624	26.0%
Energy	1,072,875	12.2
Technology	1,024,643	11.6
Communications	819,682	9.3
Consumer, Non-cyclical	803,499	9.1
Basic Materials	767,792	8.7
Industrial	693,609	7.9
Consumer, Cyclical	633,230	7.2
Utilities	368,377	4.2
Diversified	127,064	1.5

TOTAL INVESTMENTS	8,598,395	97.7
Other assets less liabilities	201,756	2.3

NET ASSETS	$8,800,151	100%

See Notes to Financial Statements.	31

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2013

As of May 31, 2013, the Fund had the following futures contracts open:

	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI Emerging Markets Index Futures	2	$98,890	6/21/2013	$(4,305)

As of May 31, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/5/2013	BRL	1,095,000	USD	545,237	$34,536
JP Morgan & Chase Co.	6/5/2013	BRL	1,095,000	USD	545,319	34,618
JP Morgan & Chase Co.	6/5/2013	CLP	87,651,000	USD	184,276	9,509
JP Morgan & Chase Co.	6/5/2013	CZK	260,000	USD	13,291	155
JP Morgan & Chase Co.	6/5/2013	EGP	93,000	USD	13,408	128
Barclays Bank PLC	6/5/2013	HKD	11,749,000	USD	1,514,181	607
The Bank of New York Mellon	6/5/2013	HKD	816,314	USD	105,203	41
JP Morgan & Chase Co.	6/5/2013	HUF	2,549,000	USD	11,158	(5)
Barclays Bank PLC	6/5/2013	IDR	3,082,187,000	USD	315,895	1,416
Barclays Bank PLC	6/5/2013	INR	35,081,000	USD	650,974	30,515
Barclays Bank PLC	6/5/2013	KRW	732,683,000	USD	663,302	14,914
JP Morgan & Chase Co.	6/5/2013	KRW	732,683,000	USD	664,414	16,027
JP Morgan & Chase Co.	6/5/2013	MXN	5,850,000	USD	479,885	22,302
The Bank of New York Mellon	6/5/2013	MXN	135,000	USD	11,058	499
The Bank of New York Mellon	6/5/2013	MXN	20,954	USD	1,633	(6)
Barclays Bank PLC	6/5/2013	MYR	1,065,000	USD	349,192	5,659
Barclays Bank PLC	6/5/2013	PHP	4,107,000	USD	99,806	2,659
JP Morgan & Chase Co.	6/5/2013	PLN	619,000	USD	195,478	7,347
The Bank of New York Mellon	6/5/2013	PLN	250,000	USD	78,732	2,750
JP Morgan & Chase Co.	6/5/2013	RUB	12,526,000	USD	402,930	10,990
Barclays Bank PLC	6/5/2013	THB	4,861,000	USD	165,453	4,936
Barclays Bank PLC	6/5/2013	TRY	349,000	USD	193,928	7,670
Barclays Bank PLC	6/5/2013	TWD	28,120,000	USD	953,220	13,331
Barclays Bank PLC	6/5/2013	USD	513,313	BRL	1,095,000	(2,613)
JP Morgan & Chase Co.	6/5/2013	USD	513,289	BRL	1,095,000	(2,588)
JP Morgan & Chase Co.	6/5/2013	USD	175,246	CLP	87,651,000	(479)
JP Morgan & Chase Co.	6/5/2013	USD	13,095	CZK	260,000	41
JP Morgan & Chase Co.	6/5/2013	USD	13,317	EGP	93,000	(36)
Barclays Bank PLC	6/5/2013	USD	1,513,471	HKD	11,749,000	103
The Bank of New York Mellon	6/5/2013	USD	103,116	HKD	800,000	(55)
The Bank of New York Mellon	6/5/2013	USD	2,102	HKD	16,314	—
JP Morgan & Chase Co.	6/5/2013	USD	11,147	HUF	2,549,000	16
Barclays Bank PLC	6/5/2013	USD	311,329	IDR	3,082,187,000	3,150
Barclays Bank PLC	6/5/2013	USD	618,473	INR	35,081,000	1,987
Barclays Bank PLC	6/5/2013	USD	647,155	KRW	732,683,000	1,233
JP Morgan & Chase Co.	6/5/2013	USD	646,961	KRW	732,683,000	1,427
JP Morgan & Chase Co.	6/5/2013	USD	455,892	MXN	5,850,000	1,691
The Bank of New York Mellon	6/5/2013	USD	12,832	MXN	155,954	(633)
Barclays Bank PLC	6/5/2013	USD	342,819	MYR	1,065,000	714
Barclays Bank PLC	6/5/2013	USD	97,010	PHP	4,107,000	137
JP Morgan & Chase Co.	6/5/2013	USD	187,479	PLN	619,000	651
The Bank of New York Mellon	6/5/2013	USD	74,156	PLN	234,951	(2,748)
The Bank of New York Mellon	6/5/2013	USD	4,558	PLN	15,049	16
JP Morgan & Chase Co.	6/5/2013	USD	392,219	RUB	12,526,000	(279)
Barclays Bank PLC	6/5/2013	USD	159,639	THB	4,861,000	878
Barclays Bank PLC	6/5/2013	USD	186,169	TRY	349,000	89
Barclays Bank PLC	6/5/2013	USD	938,804	TWD	28,120,000	1,085
JP Morgan & Chase Co.	6/5/2013	USD	468,530	ZAR	4,714,000	(379)
JP Morgan & Chase Co.	6/5/2013	ZAR	4,714,000	USD	522,480	54,329
JP Morgan & Chase Co.	6/6/2013	COP	151,095,000	USD	82,577	3,250
JP Morgan & Chase Co.	6/6/2013	USD	79,228	COP	151,095,000	99
Barclays Bank PLC	7/3/2013	BRL	1,259,000	USD	586,372	2,649
JP Morgan & Chase Co.	7/3/2013	BRL	1,259,000	USD	586,946	3,223

See Notes to Financial Statements.	32

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2013

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	7/3/2013	CLP	84,632,000	USD	168,536	$582
JP Morgan & Chase Co.	7/3/2013	CZK	257,000	USD	12,945	(41)
Barclays Bank PLC	7/3/2013	HKD	11,744,000	USD	1,513,008	(118)
The Bank of New York Mellon	7/3/2013	HKD	46,572	USD	6,000	–
JP Morgan & Chase Co.	7/3/2013	HUF	17,420,000	USD	75,951	(104)
Barclays Bank PLC	7/3/2013	IDR	3,035,465,000	USD	302,024	(6,591)
Barclays Bank PLC	7/3/2013	INR	30,648,000	USD	536,790	(2,315)
Barclays Bank PLC	7/3/2013	KRW	824,579,000	USD	726,578	(2,036)
JP Morgan & Chase Co.	7/3/2013	KRW	824,579,000	USD	727,116	(1,497)
JP Morgan & Chase Co.	7/3/2013	MXN	6,285,000	USD	488,475	(1,788)
Barclays Bank PLC	7/3/2013	MYR	1,414,000	USD	455,160	(15)
Barclays Bank PLC	7/3/2013	PHP	3,638,000	USD	85,614	(366)
JP Morgan & Chase Co.	7/3/2013	PLN	1,838,000	USD	555,571	(1,869)
JP Morgan & Chase Co.	7/3/2013	RUB	10,805,000	USD	338,330	1,923
Barclays Bank PLC	7/3/2013	TRY	369,000	USD	196,009	(185)
Barclays Bank PLC	7/3/2013	TWD	25,055,000	USD	834,721	(2,981)
The Bank of New York Mellon	7/3/2013	USD	131,000	BRL	281,388	(537)
The Bank of New York Mellon	7/3/2013	USD	65,000	HUF	14,847,086	(179)
The Bank of New York Mellon	7/3/2013	USD	39,000	MXN	499,294	(52)
The Bank of New York Mellon	7/3/2013	USD	352,000	PLN	1,161,917	394
JP Morgan & Chase Co.	7/3/2013	ZAR	2,197,000	USD	217,474	189
JP Morgan & Chase Co.	7/5/2013	COP	99,422,000	USD	51,945	(108)
JP Morgan & Chase Co.	7/5/2013	EGP	106,000	USD	14,901	5
Barclays Bank PLC	7/5/2013	THB	5,820,000	USD	190,617	(1,243)

						$268,624

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Kronua

EGP – Egyptian Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

* Non-income producing security.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013 the aggregate market value of this security amounted to $86,153 or 1.0% of net assets.

(a) Less than 0.1%.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	33

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Germany Hedged Equity Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 86.9%
Basic Materials — 14.2%
BASF SE	3,923	$383,592
Brenntag AG	220	33,598
K+S AG	736	31,100
Lanxess AG	355	26,563
Linde AG	791	152,210
ThyssenKrupp AG*	1,648	33,104

		660,167

Communications — 4.4%
Axel Springer AG	169	7,435
Deutsche Telekom AG	11,999	137,835
Kabel Deutschland Holding AG	378	35,767
Telefonica Deutschland Holding AG	1,200	8,907
United Internet AG	456	13,027

		202,971

Consumer, Cyclical — 13.3%
Adidas AG	894	97,710
Bayerische Motoren Werke AG	1,414	135,431
Continental AG	470	62,096
Daimler AG	4,105	263,625
Deutsche Lufthansa AG*	982	21,226
Hugo Boss AG	135	15,113
Volkswagen AG	126	27,030

		622,231

Consumer, Non-cyclical — 14.8%
Bayer AG	3,532	380,524
Beiersdorf AG	431	38,950
Celesio AG	363	7,525
Fresenius Medical Care AG & Co. KGaA	905	61,637
Fresenius SE & Co. KGaA	533	63,374
Henkel AG & Co. KGaA	555	45,518
Merck KGaA	276	43,855
Metro AG	554	18,959
QIAGEN NV*	1,011	19,014
Suedzucker AG	349	11,862

		691,218

Diversified — 0.6%
GEA Group AG	781	28,555

Financial — 16.5%
Allianz SE	1,948	303,196
Commerzbank AG*	4,133	43,405
Deutsche Bank AG	4,355	204,199
Deutsche Boerse AG	824	53,325
Hannover Rueckversicherung SE	258	19,557
Muenchener Rueckversicherungs AG	766	144,014

		767,696

	Number of Shares	Value

Industrial — 11.6%
Deutsche Post AG	3,873	$98,464
Fraport AG Frankfurt Airport Services Worldwide	158	9,344
HeidelbergCement AG	601	45,689
Hochtief AG	132	9,325
MAN SE	151	16,802
Siemens AG	3,387	359,267

		538,891

Technology — 7.2%
Infineon Technologies AG	4,616	39,298
SAP AG	3,936	296,870

		336,168

Utilities — 4.3%
E.ON SE	7,693	130,587
RWE AG	2,090	71,864

		202,451

TOTAL COMMON STOCKS (Cost $4,052,373)		4,050,348

PREFERRED STOCKS — 6.7%
Communications — 0.4%
ProSiebenSat.1 Media AG	444	17,832

Consumer, Cyclical — 4.4%
Bayerische Motoren Werke AG	229	16,010
Porsche Automobil Holding SE	654	54,717
Volkswagen AG	618	135,708

		206,435

Consumer, Non-cyclical — 1.6%
Henkel AG & Co. KGaA	761	73,787

Energy — 0.2%
Fuchs Petrolub AG	100	8,651

Utilities — 0.1%
RWE AG — Non Vote	167	5,517

TOTAL PREFERRED STOCKS (Cost $312,378)		312,222

TOTAL INVESTMENTS — 93.6% (Cost $4,364,751)		$4,362,570
Other assets less liabilities — 6.4%		300,244

NET ASSETS — 100.0%		$4,662,814

As of May 31,2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
DAX Index Futures	1	$271,859	6/21/2013	$49

See Notes to Financial Statements.	34

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Germany Hedged Equity Fund (Continued)

May 31, 2013

As of May 31, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Depreciation
Barclays Bank PLC	7/2/2013	EUR	1,698,868	USD	2,200,000	$(8,500)
JP Morgan & Chase Co.	7/2/2013	EUR	1,697,294	USD	2,200,000	(6,454)

						$(14,954)

As of May 31, 2013, the Fund had the following foreign currency spot contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/5/2013	CAD	2,211,000	USD	2,193,872	$61,497
JP Morgan & Chase Co.	6/5/2013	CAD	2,211,000	USD	2,196,359	63,983
The Bank of New York Mellon	6/5/2013	CAD	160,646	USD	155,423	472
The Bank of New York Mellon	6/5/2013	USD	9,661	CAD	10,000	(17)
Barclays Bank PLC	6/5/2013	USD	2,200,000	EUR	1,699,096	8,397
JP Morgan & Chase Co.	6/5/2013	USD	2,200,000	EUR	1,697,522	6,350

						$140,682

Currency Abbreviations

CAD – Canadian Dollar

EUR – Euro

USD – U.S. Dollar

* Non-income producing security.

See Notes to Financial Statements.	35

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 98.6%
Basic Materials — 5.5%
Air Water, Inc.	6,500	$92,658
Asahi Kasei Corp.	55,000	378,876
Daicel Corp.	11,900	97,138
Daido Steel Co. Ltd.	12,000	66,059
Hitachi Chemical Co. Ltd.	4,400	70,519
Hitachi Metals Ltd.	7,600	80,346
Japan Steel Works Ltd. (The)	14,000	90,727
JFE Holdings, Inc.	21,100	450,545
JSR Corp.	7,600	150,706
Kaneka Corp.	12,000	74,063
Kansai Paint Co. Ltd.	9,000	119,158
Kobe Steel Ltd.*	107,000	145,926
Kuraray Co. Ltd.	14,800	215,101
Mitsubishi Chemical Holdings Corp.	57,500	279,901
Mitsubishi Gas Chemical Co., Inc.	15,000	109,452
Mitsubishi Materials Corp.	47,000	153,930
Mitsui Chemicals, Inc.	36,000	83,142
Nippon Steel Corp.	326,145	844,136
Nitto Denko Corp.	7,100	432,552
OJI Holdings Corp. Ltd.	34,000	121,169
Shin-Etsu Chemical Co. Ltd.	17,500	1,127,123
Showa Denko KK	64,000	100,025
Sumitomo Chemical Co. Ltd.	64,000	208,332
Sumitomo Metal Mining Co. Ltd.	23,000	298,562
Taiyo Nippon Sanso Corp.	10,000	71,276
Ube Industries Ltd.	43,000	84,754
Yamato Kogyo Co. Ltd.	1,700	52,969

		5,999,145

Communications — 6.0%
Dena Co. Ltd.	4,613	98,179
Dentsu, Inc.	7,800	242,645
Gree, Inc.	4,600	46,021
Hakuhodo DY Holdings, Inc.	1,010	67,565
KDDI Corp.	22,984	1,054,763
M3, Inc.	31	67,675
Nexon Co. Ltd.	4,600	49,913
Nippon Telegraph & Telephone Corp.	18,600	935,046
NTT DoCoMo, Inc.	653	973,763
Rakuten, Inc.	31,100	351,077
SBI Holdings, Inc.	8,628	111,484
Softbank Corp.	40,600	2,089,513
Trend Micro, Inc.	4,600	143,328
Yahoo Japan Corp.	623	287,142

		6,518,114

Consumer, Cyclical — 27.4%
ABC-Mart, Inc.	1,100	40,132
Aeon Co. Ltd.	25,700	303,933
Aisin Seiki Co. Ltd.	8,100	301,568
ANA Holdings, Inc.	50,000	106,018
Asics Corp.	6,800	106,547
Bridgestone Corp.	27,800	932,617
Citizen Holdings Co. Ltd.	11,400	67,863
Daihatsu Motor Co. Ltd.	9,000	194,774
Daiwa House Industry Co. Ltd.	22,000	422,896

	Number of Shares	Value

Consumer, Cyclical (Continued)
Denso Corp.	20,900	$891,509
Don Quijote Co. Ltd.	2,400	109,422
FamilyMart Co. Ltd.	2,600	106,247
Fast Retailing Co. Ltd.	2,300	799,065
Fuji Heavy Industries Ltd.	25,000	584,590
Hino Motors Ltd.	11,000	162,172
Hitachi High-Technologies Corp.	2,600	61,574
Honda Motor Co. Ltd.	69,700	2,657,419
Isetan Mitsukoshi Holdings Ltd.	15,200	193,073
Isuzu Motors Ltd.	51,000	393,460
ITOCHU Corp.	64,500	822,503
J Front Retailing Co. Ltd.	20,000	140,560
Japan Airlines Co. Ltd.	2,489	129,337
JTEKT Corp.	8,700	97,778
Koito Manufacturing Co. Ltd.	4,800	89,688
Lawson, Inc.	2,700	197,282
Marubeni Corp.	71,000	504,644
Marui Group Co. Ltd.	9,500	90,409
Mazda Motor Corp.*	115,000	462,496
McDonald’s Holdings Co. Japan Ltd.	2,800	78,045
Mitsubishi Corp.	60,100	1,068,524
Mitsubishi Logistics Corp.	6,000	83,918
Mitsubishi Motors Corp.*	181,000	286,486
Mitsui & Co. Ltd.	74,300	954,868
Namco Bandai Holdings, Inc.	7,700	126,551
NGK Insulators Ltd.	11,000	142,352
NGK Spark Plug Co. Ltd.	8,000	143,587
NHK Spring Co. Ltd.	6,700	77,701
Nintendo Co. Ltd.	4,500	451,098
Nissan Motor Co. Ltd.	106,400	1,180,987
Nitori Holdings Co. Ltd.	1,550	122,667
NOK Corp.	4,000	65,741
Oriental Land Co. Ltd.	2,200	301,787
Panasonic Corp.*	94,600	743,014
Sankyo Co. Ltd.	2,200	97,785
Sanrio Co. Ltd.	1,900	92,395
Sega Sammy Holdings, Inc.	7,900	191,730
Sekisui Chemical Co. Ltd.	19,000	193,300
Sekisui House Ltd.	24,000	317,515
Sharp Corp.*	44,000	208,491
Shimamura Co. Ltd.	900	104,106
Shimano, Inc.	3,400	265,691
Sojitz Corp.	53,600	94,976
Sony Corp.	43,300	883,199
Stanley Electric Co. Ltd.	6,200	116,155
Sumitomo Corp.	48,200	617,524
Sumitomo Electric Industries Ltd.	32,200	397,151
Sumitomo Rubber Industries Ltd.	7,400	119,190
Suzuki Motor Corp.	15,700	392,129
Takashimaya Co. Ltd.	11,000	104,903
Teijin Ltd.	41,000	95,505
Toho Co. Ltd.	4,600	81,418
Toray Industries, Inc.	62,000	434,503
Toyoda Gosei Co. Ltd.	2,700	66,684
Toyota Boshoku Corp.	2,800	40,890
Toyota Industries Corp.	7,000	281,868
Toyota Motor Corp.	118,000	7,059,677

See Notes to Financial Statements.	36

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Consumer, Cyclical (Continued)
Toyota Tsusho Corp.	9,000	$245,035
USS Co. Ltd.	930	108,965
Yamada Denki Co. Ltd.	3,940	151,199
Yamaha Corp.	6,800	74,529
Yamaha Motor Co. Ltd.	12,000	192,444
Yokohama Rubber Co. Ltd. (The)	9,000	92,638

		29,918,497

Consumer, Non-cyclical — 12.5%
Ajinomoto Co., Inc.	25,000	348,167
Alfresa Holdings Corp.	1,900	100,055
Asahi Group Holdings Ltd.	16,500	401,433
Astellas Pharma, Inc.	19,100	994,405
Benesse Holdings, Inc.	3,000	111,244
Calbee, Inc.	800	77,567
Chugai Pharmaceutical Co. Ltd.	9,500	193,395
Coca-Cola West Co. Ltd.	2,700	48,380
Dai Nippon Printing Co. Ltd.	24,000	209,049
Daiichi Sankyo Co. Ltd.	28,800	482,509
Dainippon Sumitomo Pharma Co. Ltd.	6,800	95,852
Eisai Co. Ltd.	10,800	419,292
Hisamitsu Pharmaceutical Co., Inc.	2,600	128,635
Japan Tobacco, Inc.	47,000	1,618,834
Kao Corp.	22,600	715,425
Kikkoman Corp.	6,000	99,507
Kirin Holdings Co. Ltd.	38,000	627,187
Kyowa Hakko Kirin Co. Ltd.	9,000	102,135
Medipal Holdings Corp.	5,700	76,772
MEIJI Holdings Co. Ltd.	2,600	115,435
Miraca Holdings, Inc.	2,300	100,398
Mitsubishi Tanabe Pharma Corp.	10,200	131,390
Nippon Meat Packers, Inc.	6,600	94,412
Nisshin Seifun Group, Inc.	7,500	85,635
Nissin Foods Holdings Co. Ltd.	2,600	100,941
Ono Pharmaceutical Co. Ltd.	3,600	251,575
Otsuka Holdings Co. Ltd.	15,600	502,374
Park24 Co. Ltd.	4,200	78,393
Santen Pharmaceutical Co. Ltd.	3,100	124,981
Secom Co. Ltd.	9,000	463,193
Seven & I Holdings Co. Ltd.	32,200	1,123,498
Shimadzu Corp.	11,000	91,981
Shionogi & Co. Ltd.	12,800	244,010
Shiseido Co. Ltd.	15,500	223,115
Suzuken Co. Ltd.	3,000	96,162
Sysmex Corp.	3,000	199,194
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	81,469
Takeda Pharmaceutical Co. Ltd.	33,800	1,514,112
Terumo Corp.	6,600	334,418
Toppan Printing Co. Ltd.	23,000	153,173
Toyo Suisan Kaisha Ltd.	4,000	130,008
Tsumura & Co.	2,500	72,022
Unicharm Corp.	4,800	271,405
Yakult Honsha Co. Ltd.	3,800	163,984
Yamazaki Baking Co. Ltd.	5,400	62,894

		13,660,015

	Number of Shares	Value

Energy — 1.1%
COSMO OIL Co. Ltd.*	24,000	$43,960
Idemitsu Kosan Co. Ltd.	900	74,003
Inpex Corp.	93	404,569
Japan Petroleum Exploration Co.	1,200	51,426
JX Holdings, Inc.	96,100	478,324
Showa Shell Sekiyu KK	8,100	65,232
TonenGeneral Sekiyu KK	12,000	119,218

		1,236,732

Financial — 19.6%
Acom Co. Ltd.*	1,700	61,515
AEON Financial Service Co. Ltd.	2,900	78,725
Aeon Mall Co. Ltd.	3,400	91,147
Aozora Bank Ltd.	45,000	132,149
Bank of Kyoto Ltd. (The)	13,000	107,023
Bank of Yokohama Ltd. (The)	49,000	244,866
Chiba Bank Ltd. (The)	31,000	197,193
Chugoku Bank Ltd. (The)	8,000	110,776
Credit Saison Co. Ltd.	6,800	163,747
Dai-ichi Life Insurance Co. Ltd. (The)	364	509,104
Daito Trust Construction Co. Ltd.	3,200	301,986
Daiwa Securities Group, Inc.	72,000	614,962
Fukuoka Financial Group, Inc.	33,000	136,658
Gunma Bank Ltd. (The)	15,000	76,004
Hachijuni Bank Ltd. (The)	19,000	98,920
Hiroshima Bank Ltd. (The)	22,100	91,080
Hokuhoku Financial Group, Inc.	51,000	102,553
Hulic Co. Ltd.	10,900	93,858
Iyo Bank Ltd. (The)	11,000	95,814
Japan Exchange Group, Inc.	2,204	208,212
Japan Prime Realty Investment Corp. REIT	34	106,784
Japan Real Estate Investment Corp. REIT	25	249,615
Japan Retail Fund Investment Corp. REIT	90	172,017
Joyo Bank Ltd. (The)	29,000	146,075
Mitsubishi Estate Co. Ltd.	54,000	1,369,150
Mitsubishi UFJ Financial Group, Inc.	545,400	3,230,431
Mitsubishi UFJ Lease & Finance Co. Ltd.	26,300	123,050
Mitsui Fudosan Co. Ltd.	36,000	1,026,012
Mizuho Financial Group, Inc.	980,640	1,903,586
MS&AD Insurance Group Holdings	21,700	552,355
Nippon Building Fund, Inc. REIT	29	301,678
Nishi — Nippon City Bank Ltd. (The)	28,000	68,847
NKSJ Holdings, Inc.	14,150	326,934
Nomura Holdings, Inc.	155,400	1,220,553
Nomura Real Estate Holdings, Inc.	5,500	125,051
Nomura Real Estate Office Fund, Inc. REIT	13	74,670
NTT Urban Development Corp.	50	58,932
ORIX Corp.	47,260	648,764
Resona Holdings, Inc.	80,800	371,605
Seven Bank Ltd.	25,400	92,037
Shinsei Bank Ltd.	72,000	174,884
Shizuoka Bank Ltd. (The)	25,000	263,800
Sony Financial Holdings, Inc.	7,400	111,308
Sumitomo Mitsui Financial Group, Inc.	54,400	2,195,928
Sumitomo Mitsui Trust Holdings, Inc.	133,000	566,662
Sumitomo Realty & Development Co. Ltd.	15,000	590,563
Suruga Bank Ltd.	7,000	106,894

See Notes to Financial Statements.	37

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Financial (Continued)
T&D Holdings, Inc.	24,800	$310,571
Tokio Marine Holdings, Inc.	29,600	882,504
Tokyo Tatemono Co. Ltd.	18,000	140,481
Tokyu Land Corp.	19,000	178,358
United Urban Investment Corp. REIT	99	128,511
Yamaguchi Financial Group, Inc.	9,500	83,694

		21,418,596

Industrial — 19.8%
Advantest Corp.	6,400	100,471
Amada Co. Ltd.	14,000	98,671
Asahi Glass Co. Ltd.	43,000	314,190
Brother Industries Ltd.	10,000	117,963
Casio Computer Co. Ltd.	9,600	87,729
Central Japan Railway Co.	6,098	679,883
Chiyoda Corp.	7,000	77,487
Daikin Industries Ltd.	9,900	443,482
East Japan Railway Co.	14,400	1,086,576
FANUC Corp.	8,300	1,259,190
Fuji Electric Co. Ltd.	24,000	80,514
FUJIFILM Holdings Corp.	19,700	420,847
Furukawa Electric Co. Ltd.	29,000	72,749
Hamamatsu Photonics KK	3,000	101,538
Hankyu Hanshin Holdings, Inc.	48,000	258,026
Hirose Electric Co. Ltd.	1,200	158,041
Hitachi Construction Machinery Co. Ltd.	4,700	113,318
Hitachi Ltd.	207,000	1,442,437
Hoya Corp.	18,800	382,906
Ibiden Co. Ltd.	4,800	77,217
IHI Corp.	57,000	215,052
JGC Corp.	8,000	272,361
Kajima Corp.	36,000	107,511
Kamigumi Co. Ltd.	9,000	69,255
Kawasaki Heavy Industries Ltd.	61,000	211,926
Keikyu Corp.	21,000	181,454
Keio Corp.	24,000	161,983
Keisei Electric Railway Co. Ltd.	11,000	94,938
Keyence Corp.	2,010	626,280
Kinden Corp.	6,000	48,977
Kintetsu Corp.	70,000	292,668
Komatsu Ltd.	39,900	1,037,070
Konica Minolta, Inc.	20,500	150,605
Kubota Corp.	46,000	686,875
Kurita Water Industries Ltd.	4,800	105,695
Kyocera Corp.	7,000	703,798
LIXIL Group Corp.	11,400	277,127
Mabuchi Motor Co. Ltd.	1,100	53,765
Makita Corp.	4,700	257,797
Maruichi Steel Tube Ltd.	2,000	50,132
Mitsubishi Electric Corp.	82,000	797,511
Mitsubishi Heavy Industries Ltd.	129,000	811,587
Mitsui OSK Lines Ltd.*	46,000	168,971
Murata Manufacturing Co. Ltd.	8,700	672,062
Nabtesco Corp.	4,700	99,002
NEC Corp.	106,000	252,193
Nidec Corp.	4,300	296,212

	Number of Shares	Value

Industrial (Continued)
Nikon Corp.	14,600	$392,996
Nippon Electric Glass Co. Ltd.	15,000	77,796
Nippon Express Co. Ltd.	34,000	154,676
Nippon Yusen KK	71,000	188,005
NSK Ltd.	21,000	201,314
Obayashi Corp.	27,000	132,776
Odakyu Electric Railway Co. Ltd.	26,000	256,234
Olympus Corp.*	8,800	269,812
Omron Corp.	9,000	271,465
Rinnai Corp.	1,300	104,305
Shimizu Corp.	24,700	88,517
SMC Corp.	2,400	470,420
Sumitomo Heavy Industries Ltd.	23,000	99,597
Taiheiyo Cement Corp.	51,000	150,784
Taisei Corp.	41,000	131,014
THK Co. Ltd.	4,800	105,122
Tobu Railway Co. Ltd.	43,000	226,012
Tokyu Corp.	48,000	302,464
Toshiba Corp.	173,000	840,416
TOTO Ltd.	13,700	144,562
Toyo Seikan Group Holdings Ltd.	7,400	107,109
West Japan Railway Co.	7,300	307,028
Yamato Holdings Co. Ltd.	15,800	295,852
Yaskawa Electric Corp.	9,000	112,797
Yokogawa Electric Corp.	9,100	110,789

		21,617,904

Technology — 3.7%
Canon, Inc.	48,500	1,704,296
Fujitsu Ltd.	79,000	334,229
GungHo Online Entertainment, Inc.*	15	194,117
Itochu Techno — Solutions Corp.	1,000	43,253
Konami Corp.	4,400	108,889
Nomura Research Institute Ltd.	4,300	125,633
NTT Data Corp.	55	189,165
Oracle Corp.	1,500	59,579
OTSUKA Corp.	700	65,432
Ricoh Co. Ltd.	28,000	337,265
Rohm Co. Ltd.	4,200	156,787
Sumco Corp.	4,900	61,119
TDK Corp.	5,300	207,874
Tokyo Electron Ltd.	7,400	375,690

		3,963,328

Utilities — 3.0%
Chubu Electric Power Co., Inc.	27,600	362,395
Chugoku Electric Power Co., (The), Inc.	12,800	176,604
Electric Power Development Co. Ltd.	5,000	159,773
Hokkaido Electric Power Co., Inc.*	7,800	103,814
Hokuriku Electric Power Co.	7,200	99,125
Kansai Electric Power Co., (The), Inc.*	30,100	360,763
Kyushu Electric Power Co., Inc.*	18,300	254,857
Osaka Gas Co. Ltd.	80,000	326,514
Shikoku Electric Power Co., Inc.*	7,600	126,043
Toho Gas Co. Ltd.	19,000	100,811
Tohoku Electric Power Co., Inc.*	19,400	231,552

See Notes to Financial Statements.	38

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

May 31, 2013

	Number of Shares	Value

Utilities (Continued)
Tokyo Electric Power Co., (The), Inc.*	62,000	$380,807
Tokyo Gas Co. Ltd.	105,000	569,659

		3,252,717

TOTAL COMMON STOCKS (Cost $111,469,650)		107,585,048

TOTAL INVESTMENTS — 98.6% (Cost $111,469,650)		$107,585,048
Other assets less liabilities — 1.4%		1,486,837

NET ASSETS — 100.0%		$109,071,885

As of May 31, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
TOPIX Index Futures	18	$2,029,267	6/13/2013	$(45,165)

As of May 31, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/5/2013	JPY	2,642,370,000	USD	27,120,702	$816,152
Barclays Bank PLC	6/5/2013	JPY	681,903,000	USD	6,891,821	103,540
Barclays Bank PLC	6/5/2013	JPY	718,482,000	USD	7,021,308	(131,114)
Barclays Bank PLC	6/5/2013	JPY	728,203,000	USD	7,121,859	(127,335)
Barclays Bank PLC	6/5/2013	JPY	1,012,879,000	USD	10,012,267	(70,850)
JP Morgan & Chase Co.	6/5/2013	JPY	2,642,370,000	USD	27,130,392	825,842
JP Morgan & Chase Co.	6/5/2013	JPY	681,903,000	USD	6,891,801	103,519
JP Morgan & Chase Co.	6/5/2013	JPY	718,482,000	USD	7,021,294	(131,128)
JP Morgan & Chase Co.	6/5/2013	JPY	728,202,000	USD	7,121,829	(127,355)
JP Morgan & Chase Co.	6/5/2013	JPY	1,012,879,000	USD	10,012,267	(70,850)
The Bank of New York Mellon	6/5/2013	JPY	130,000,000	USD	1,326,310	32,172
Barclays Bank PLC	6/5/2013	USD	211,521	JPY	20,900,000	(3,463)
Barclays Bank PLC	6/5/2013	USD	264,434	JPY	27,000,000	4,348
Barclays Bank PLC	6/5/2013	USD	256,134	JPY	26,000,000	2,693
Barclays Bank PLC	6/5/2013	USD	57,320,011	JPY	5,792,169,947	340,508
Barclays Bank PLC	6/5/2013	USD	115,857	JPY	11,500,000	(1,376)
JP Morgan & Chase Co.	6/5/2013	USD	793,000	JPY	81,217,633	15,514
JP Morgan & Chase Co.	6/5/2013	USD	985,000	JPY	100,921,918	19,668
JP Morgan & Chase Co.	6/5/2013	USD	56,399,583	JPY	5,694,930,972	292,931
The Bank of New York Mellon	6/5/2013	USD	321,128	JPY	32,664,000	4,039
The Bank of New York Mellon	6/5/2013	USD	346,163	JPY	35,000,000	2,259
The Bank of New York Mellon	6/5/2013	USD	659,019	JPY	66,544,448	3,425
Barclays Bank PLC	7/3/2013	JPY	5,646,005,000	USD	55,879,407	(332,597)
JP Morgan & Chase Co.	7/3/2013	JPY	5,646,005,000	USD	55,920,750	(291,254)

						$1,279,288

Currency Abbreviations

JPY – Japanese Yen

USD – U.S. Dollar

* Non-income producing security.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	39

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2013

	db X-trackers MSCI Brazil Hedged Equity Fund	db X-trackers MSCI EAFE Hedged Equity Fund	db X-trackers MSCI Emerging Markets Hedged Equity Fund
Assets
Investments at fair value	$7,595,725	$73,405,313	$8,598,395
Investment in Affiliates at fair value (See Note 5)	—	300,180	—
Cash	100,875	2,503,715	58,575
Foreign currency at value	11,374	83,525	48,023
Unrealized appreciation on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	467,185	1,342,145	300,470
Receivables:
Dividends	23,790	181,924	25,106
Investment securities sold	82,173	52,698	663,338
Foreign tax reclaim	—	61,421	—
Reimbursement due from advisor	2,360	14,071	3,290
Shares sold	—	—	—
Prepaid expenses	2,340	—	482

Total Assets	$8,285,822	$77,944,992	$9,697,679

Liabilities
Unrealized depreciation on futures contracts	$—	$28,460	$4,305
Unrealized depreciation on forward foreign currency contracts	46,832	620,140	31,846
Payables:
Investment advisory fees	2,656	15,846	4,903
Investment securities purchased	506,298	1,980,359	855,992
Shares repurchased	—	—	—
Accrued expenses and other liabilities	2,339	—	482

Total Liabilities	558,125	2,644,805	897,528

Net Assets	$7,727,697	$75,300,187	$8,800,151

Net Assets Consist of
Paid-in capital	$8,995,304	$73,122,947	$9,424,076
Undistributed net investment income	46,988	1,072,603	21,001
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(661,898)	(501,724)	(599,327)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(652,697)	1,606,361	(45,599)

Net Assets	$7,727,697	$75,300,187	$8,800,151

Number of Common Shares outstanding	400,800	3,000,800	400,800

Net Assets Value	$19.28	$25.09	$21.96

Investments at cost	$8,666,849	$72,495,180	$8,907,827

Investments in Affiliates at cost	$—	$293,015	$—

Foreign currency at cost	$11,844	$83,498	$48,147

See Notes to Financial Statements.	40

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2013

	db X-trackers MSCI Germany Hedged Equity Fund	db X-trackers MSCI Japan Hedged Equity Fund
Assets
Investments at fair value	$4,158,371	$107,585,048
Investment in Affiliates at fair value (See Note 5)	204,199	—
Cash	144,692	4,028,781
Foreign currency at value	9,132	116,470
Unrealized appreciation on futures contracts	49	—
Unrealized appreciation on forward foreign currency and spot contracts	140,699	2,566,610
Receivables:
Dividends	7,252	189,924
Investment securities sold	4,377,274	8,135,407
Foreign tax reclaim	—	—
Reimbursement due from advisor	2,824	11,849
Shares sold	—	20,422,993
Prepaid expenses	—	—

Total Assets	$9,044,492	$143,057,082

Liabilities
Unrealized depreciation on futures contracts	$—	$45,165
Unrealized depreciation on forward foreign currency and spot contracts	14,971	1,287,322
Payables:
Investment advisory fees	1,956	34,046
Investment securities purchased	4,364,751	25,803,503
Shares repurchased	—	6,815,161
Accrued expenses and other liabilities	—	—

Total Liabilities	4,381,678	33,985,197

Net Assets	$4,662,814	$109,071,885

Net Assets Consist of
Paid-in capital	$5,020,806	$110,411,018
Undistributed net investment income	60,090	986,656
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(541,617)	338,597
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	123,535	(2,664,386)

Net Assets	$4,662,814	$109,071,885

Number of Common Shares outstanding	200,800	3,200,800

Net Assets Value	$23.22	$34.08

Investments at cost	$4,160,450	$111,469,650

Investments in Affiliates at cost	$204,301	$—

Foreign currency at cost	$9,140	$119,369

See Notes to Financial Statements.	41

DBX ETF Trust

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2013

	db X-trackers MSCI Brazil Hedged Equity Fund	db X-trackers MSCI EAFE Hedged Equity Fund	db X-trackers MSCI Emerging Markets Hedged Equity Fund
Investment Income
Unaffiliated dividend income*	$140,924	$788,141	$121,977
Affilifated dividend income	—	4,572	—

Total Investment Income	140,924	792,713	121,977

Expenses
Trustees fees	13,459	60,168	14,685
Advisory fees	25,271	72,513	32,495

Total Expenses	38,730	132,681	47,180

Less fees waived and expenses reimbursed: (See Note 3)
Waiver	(9,980)	(34,234)	(11,148)

Net Expenses	28,750	98,447	36,032

Net Investment Income	112,174	694,266	85,945

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(348,049)	(74,774)	(332,055)
In-kind redemptions	—	(875,927)	—
Futures contracts	—	(9,600)	(555)
Foreign currency transactions	7,042	1,437,063	(70,729)

Net realized gain (loss)	(341,007)	476,762	(403,339)
Net change in unrealized appreciation (depreciation) on:
Investments	51,872	3,455,342	537,225
Futures contracts	—	23,000	3,835
Foreign currency translations	145,526	(640,964)	62,379

Net change in unrealized appreciation (depreciation)	197,398	2,837,378	603,439

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(143,609)	3,314,140	200,100

Net Increase (Decrease) in Net Assets Resulting from Operations	$(31,435)	$4,008,406	$286,045

* Foreign taxes withheld	$11,000	$76,146	$16,022

See Notes to Financial Statements.	42

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended May 31, 2013

	db X-trackers MSCI Germany Hedged Equity Fund	db X-trackers MSCI Japan Hedged Equity Fund
Investment Income
Unaffiliated dividend income*	$107,609	$268,008
Affilifated dividend income	6,869	—

Total Investment Income	114,478	268,008

Expenses
Trustees fees	14,551	23,628
Advisory fees	22,776	74,777

Total Expenses	37,327	98,405

Less fees waived and expenses reimbursed: (See Note 3)
Waiver	(10,915)	(19,950)

Net Expenses	26,412	78,455

Net Investment Income	88,066	189,553

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(350,104)	(283,676)
In-kind redemptions	—	894,412
Futures contracts	7,044	23,250
Foreign currency transactions	47,106	1,488,244

Net realized gain (loss)	(295,954)	2,122,230
Net change in unrealized appreciation (depreciation) on:
Investments	768,333	(3,369,230)
Futures contracts	10,190	(29,822)
Foreign currency translations	(63,940)	1,350,869

Net change in unrealized appreciation (depreciation)	714,583	(2,048,183)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	418,629	74,047

Net Increase (Decrease) in Net Assets Resulting from Operations	$506,695	$263,600

* Foreign taxes withheld	$20,304	$20,562

See Notes to Financial Statements.	43

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

	db X-trackers MSCI Brazil Hedged Equity Fund		db X-trackers MSCI EAFE Hedged Equity Fund
	Year Ended May 31, 2013	For the Period Ended June 9, 2011(1) to May 31, 2012	Year Ended May 31, 2013	For the Period Ended June 9, 2011(1) to May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$112,174	$128,400	$694,266	$644,207
Net realized gain (loss) on investments, futures and foreign currency related transactions	(341,007)	726	476,762	(9,838)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	197,398	(850,095)	2,837,378	(1,231,017)

Net increase (decrease) in net assets from operations	(31,435)	(720,969)	4,008,406	(596,648)

Distributions to Shareholders from
Net investment income	(108,682)	(57,834)	(732,399)	(133,281)
Net realized gains on investments, futures and foreign currency transactions	(262,278)	(86,687)	(1,444,717)	—

Total distributions	(370,960)	(144,521)	(2,177,116)	(133,281)

Fund Shares Transactions
Proceeds from shares sold	3,964,756	5,010,826	64,794,798	36,042,169
Value of shares redeemed	—	—	(22,304,918)	(4,353,223)

Net increase in net assets resulting from fund share transactions	3,964,756	5,010,826	42,489,880	31,688,946

Total Increase in Net Assets	3,562,361	4,145,336	44,321,170	30,959,017

Net Assets
Beginning of period	4,165,336	20,000	30,979,017	20,000

End of period	$7,727,697	$4,165,336	$75,300,187	$30,979,017

Undistributed net investment income	$46,988	$62,875	$1,072,603	$544,965

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,800	800	1,400,800	800
Shares sold	200,000	200,000	2,600,000	1,600,000
Shares redeemed	—	—	(1,000,000)	(200,000)

Shares outstanding, end of period	400,800	200,800	3,000,800	1,400,800

(1)	Commencement of investment operations.

See Notes to Financial Statements.	44

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI Emerging Markets Hedged Equity Fund		db X-trackers MSCI Germany Hedged Equity Fund
	Year Ended May 31, 2013	For the Period Ended June 9, 2011(1) to May 31, 2012	Year Ended May 31, 2013	For the Period Ended June 9, 2011(1) to May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$85,945	$43,072	$88,066	$54,519
Net realized gain (loss) on investments, futures and foreign currency related transactions	(403,339)	(44,021)	(295,954)	(72,972)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	603,439	(649,038)	714,583	(591,048)

Net increase (decrease) in net assets from operations	286,045	(649,987)	506,695	(609,501)

Distributions to Shareholders from
Net investment income	(80,337)	(11,326)	(89,599)	(23,076)
Net realized gains on investments, futures and foreign currency transactions	(50,049)	(118,447)	(85,500)	(57,011)

Total distributions	(130,386)	(129,773)	(175,099)	(80,087)

Fund Shares Transactions
Proceeds from shares sold	4,383,685	5,020,567	—	5,000,806
Value of shares redeemed	—	—	—	—

Net increase in net assets resulting from fund share transactions	4,383,685	5,020,567	—	5,000,806

Total Increase in Net Assets	4,539,344	4,240,807	331,596	4,311,218

Net Assets
Beginning of period	4,260,807	20,000	4,331,218	20,000

End of period	$8,800,151	$4,260,807	$4,662,814	$4,331,218

Undistributed net investment income	$21,001	$31,138	$60,090	$23,473

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,800	800	200,800	800
Shares sold	200,000	200,000	—	200,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	400,800	200,800	200,800	200,800

(1)	Commencement of investment operations.

See Notes to Financial Statements.	45

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI Japan Hedged Equity Fund
	Year Ended May 31, 2013	For the Period Ended June 9, 2011(1) to May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$189,553	$53,253
Net realized gain (loss) on investments, futures and foreign currency related transactions	2,122,230	(49,599)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(2,048,183)	(616,203)

Net increase (decrease) in net assets from operations	263,600	(612,549)

Distributions to Shareholders from
Net investment income	(81,785)	(34,346)
Net realized gains on investments, futures and foreign currency transactions	—	—

Total distributions	(81,785)	(34,346)

Fund Shares Transactions
Proceeds from shares sold	111,329,490	5,002,636
Value of shares redeemed	(6,815,161)	–

Net increase in net assets resulting from fund share transactions	104,514,329	5,002,636

Total Increase in Net Assets	104,696,144	4,355,741

Net Assets
Beginning of period	4,375,741	20,000

End of period	$109,071,885	$4,375,741

Undistributed net investment income	$986,656	$32,289

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,800	800
Shares sold	3,200,000	200,000
Shares redeemed	(200,000)	—

Shares outstanding, end of period	3,200,800	200,800

(1)	Commencement of investment operations.

See Notes to Financial Statements.	46

DBX ETF Trust

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

db X-trackers MSCI Brazil Hedged Equity Fund	Year Ended May 31, 2013	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$20.74	$25.00

Income from Investment Operations:
Net investment income**	0.54	0.64
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.15)	(4.18)

Net increase (decrease) in net asset value from operations	0.39	(3.54)

Distributions paid to shareholders from:
Net investment income	(0.54)	(0.29)
Net realized capital gains	(1.31)	(0.43)

Total distributions	(1.85)	(0.72)

Net Asset Value, end of period	$19.28	$20.74

Total Return***	1.43%	(14.28)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$7,728	$4,165
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.68%	1.13%†
Expenses, prior to fee waiver and expense reimbursements	0.92%	—
Net investment income	2.66%	2.89%†
Portfolio turnover rate††	25%	34%

db X-trackers MSCI EAFE Hedged Equity Fund	Year Ended May 31, 2013	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$22.12	$25.00

Income from Investment Operations:
Net investment income**	0.79	0.70
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.26	(3.48)

Net increase (decrease) in net asset value from operations	7.05	(2.78)

Distributions paid to shareholders from:
Net investment income	(1.68)	(0.10)
Net realized capital gains	(2.40)	—

Total distributions	(4.08)	(0.10)

Net Asset Value, end of period	$25.09	$22.12

Total Return***	35.60%	(11.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$75,300	$30,979
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.48%	0.57%†
Expenses, prior to fee waiver and expense reimbursements	0.64%	—
Net investment income	3.35%	3.04%†
Portfolio turnover rate††	14%	14%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	47

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Emerging Markets Hedged Equity Fund	Year Ended May 31, 2013	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.22	$25.00

Income from Investment Operations:
Net investment income**	0.38	0.21
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.01	(3.34)

Net increase (decrease) in net asset value from operations	1.39	(3.13)

Distributions paid to shareholders from:
Net investment income	(0.40)	(0.06)
Net realized capital gains	(0.25)	(0.59)

Total distributions	(0.65)	(0.65)

Net Asset Value, end of period	$21.96	$21.22

Total Return***	6.54%	(12.52)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$8,800	$4,261
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.72%	1.19%†
Expenses, prior to fee waiver and expense reimbursements	0.94%	—
Net investment income	1.72%	0.97%†
Portfolio turnover rate††	15%	19%

db X-trackers MSCI Germany Hedged Equity Fund	Year Ended May 31, 2013	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.57	$25.00

Income from Investment Operations:
Net investment income**	0.44	0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.08	(3.30)

Net increase (decrease) in net asset value from operations	2.52	(3.03)

Distributions paid to shareholders from:
Net investment income	(0.44)	(0.12)
Net realized capital gains	(0.43)	(0.28)

Total distributions	(0.87)	(0.40)

Net Asset Value, end of period	$23.22	$21.57

Total Return***	11.86%	(12.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,663	$4,331
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.58%	1.04%†
Expenses, prior to fee waiver and expense reimbursements	0.82%	—
Net investment income	1.93%	1.20%†
Portfolio turnover rate††	108%	17%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	48

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Japan Hedged Equity Fund	Year Ended May 31, 2013	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.79	$25.00

Income from Investment Operations:
Net investment income**	0.39	0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	12.31	(3.31)

Net increase (decrease) in net asset value from operations	12.70	(3.04)

Distributions paid to shareholders from:
Net investment income	(0.41)	(0.17)
Net realized capital gains	—	—

Total distributions	(0.41)	(0.17)

Net Asset Value, end of period	$34.08	$21.79

Total Return***	59.04%	(12.16)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$109,072	$4,376
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.52%	1.03%†
Expenses, prior to fee waiver and expense reimbursements	0.66%	—
Net investment income	1.27%	1.15%†
Portfolio turnover rate††	12%	16%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	49

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

DBX ETF Trust (the “Trust”) was organized as a Delaware statutory trust on October 7, 2010 and commenced operations on June 9, 2011, and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of May 31, 2013, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading:

db X-trackers MSCI Brazil Hedged Equity Fund (formerly known as db-X MSCI Brazil Currency-Hedged Equity Fund)	“db X-trackers MSCI Brazil Fund”
db X-trackers MSCI EAFE Hedged Equity Fund (formerly known as db-X MSCI EAFE Currency-Hedged Equity Fund)	“db X-trackers MSCI EAFE Fund”
db X-trackers MSCI Emerging Markets Hedged Equity Fund (formerly known as db-X MSCI Emerging Markets Currency-Hedged Equity Fund)	“db X-trackers MSCI Emerging Markets Fund”
db X-trackers MSCI Germany Hedged Equity Fund (formerly known as db-X MSCI Canada Currency-Hedged Equity Fund)	“db X-trackers MSCI Germany Fund”
db X-trackers MSCI Japan Hedged Equity Fund (formerly known as db-X MSCI Japan Currency-Hedged Equity Fund)	“db X-trackers MSCI Japan Fund”

DBX Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares, known as db-X MSCI shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, (blocks of 50,000 shares for the db X-trackers MSCI Germany Fund) each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). MSCI is the creator of each Underlying Index. Each Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The underlying indices for the Funds are:

Fund	Underlying Index
db X-trackers MSCI Brazil Fund	MSCI Brazil US Dollar Hedged Index
db X-trackers MSCI EAFE Fund	MSCI EAFE US Dollar Hedged Index
db X-trackers MSCI Emerging Markets Fund	MSCI EM US Dollar Hedged Index
db X-trackers MSCI Germany Fund	MSCI Germany US Dollar Hedged Index
db X-trackers MSCI Japan Fund	MSCI Japan US Dollar Hedged Index

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Funds in connection with these licensing agreements.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Each Fund is non-diversified and will generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Since trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair Value Measurement    The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments)

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an

“observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Forward currency contracts and rights are included in Level 2.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There are no securities classified as Level 3 at May 31, 2013.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2013 (see the Schedule of Investments for security categories). For the year ended May 31, 2013, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 5/31/13
db X-trackers MSCI Brazil Fund
Investments in Securities*
Common Stocks	$3,850,263	$—	$—	$3,850,263
Preferred Stocks	3,744,743	—	—	3,744,743
Rights	—	719	—	719
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	467,185	—	467,185
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(46,832)	—	(46,832)

Total Investments	$7,595,006	$421,072	$—	$8,016,078

db X-trackers MSCI EAFE Fund
Investments in Securities*
Common Stocks	$73,159,573	$—	$—	$73,159,573
Preferred Stocks	545,920	—	—	545,920
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,342,145	—	1,342,145
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(620,140)	—	(620,140)
Futures Contracts	(28,460)	—	—	(28,460)

Total Investments	$73,677,033	$722,005	$—	$74,399,038

db X-trackers MSCI Emerging Markets Fund
Investments in Securities*
Common Stocks	$7,935,558	$—	$—	$7,935,558
Preferred Stocks	661,879	—	—	661,879
Rights	—	958	—	958
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	300,470	—	300,470
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(31,846)	—	(31,846)
Futures Contracts	(4,305)	—	—	(4,305)

Total Investments	$8,593,132	$269,582	$—	$8,862,714

db X-trackers MSCI Germany Fund
Investments in Securities*
Common Stocks	$4,050,348	$—	$—	$4,050,348
Preferred Stocks	312,222	—	—	312,222
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(14,954)	—	(14,954)
Futures Contracts	49	—	—	49

Total Investments	$4,362,619	$(14,954)	$—	$4,347,665

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

	Level 1	Level 2	Level 3	Fair Value at 5/31/13
db X-trackers MSCI Japan Fund
Investments in Securities*
Common Stocks	$107,585,048	$—	$—	$107,585,048
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,566,610	—	2,566,610
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,287,322)	—	(1,287,322)
Futures Contracts	(45,165)	—	—	(45,165)

Total Investments	$107,539,883	$1,279,288	$—	$108,819,171

*	See Schedule of Investments for Industry or Country Classification.

New Accounting Pronouncements    In December 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Advisor is currently evaluating the impact that the Update will have on the financial statement disclosures.

In June 2013, the FASB issued ASU No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

The db X-trackers MSCI Brazil Fund, db X-trackers MSCI Germany Fund and db X-trackers MSCI Japan Fund each invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, Euro dollar and the Japanese yen, respectively. Similarly, the db X-trackers MSCI EAFE Fund and db X-trackers MSCI Emerging Markets Fund invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

Forward contracts are valued daily and the respective Fund’s net equity therein, represents unrealized appreciation or depreciation on the contracts as measured by the difference between the contracted price or rate and the forward price or rate at the reporting date which is included in the statement of assets and liabilities. Generally, the key inputs for most forward contracts include notional amount, maturity date, forward rate, and spot rate.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts to purchase securities indexes when the Advisor and/or Sub-Advisor anticipate purchasing the underlying securities and believe prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Cash    Cash consists of cash held at banks and are on deposits with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors semi-annually.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the year ended May 31, 2013, the Funds did not incur any interest or penalties.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of May 31, 2013, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Derivatives    The fair value of derivative instruments as of May 31, 2013 by risk category:

The fair value of derivative instruments as of May 31, 2013 by risk type:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db X-trackers MSCI Brazil Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$467,185	Unrealized depreciation on forward foreign currency contracts	$46,832

Total		$467,185		$46,832

db X-trackers MSCI EAFE Fund

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$28,460
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,342,145	Unrealized depreciation on forward foreign currency contracts	620,140

Total		$1,342,145		$648,600

db X-trackers MSCI Emerging Markets Fund

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$4,305
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	300,470	Unrealized depreciation on forward foreign currency contracts	31,846

Total		$300,470		$36,151

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db X-trackers MSCI Germany Fund

Equity contracts	Unrealized appreciation on futures contracts	$49	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	14,954

Total		$49		$14,954

db X-trackers MSCI Japan Fund

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$45,165
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,566,610	Unrealized depreciation on forward foreign currency contracts	1,287,322

Total		$2,566,610		$1,332,487

The effects of derivative instruments on the Statements of Operations for the year ended May 31, 2013 are as follows:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db X-trackers MSCI Brazil Fund	$—	$15,405	$15,405
db X-trackers MSCI EAFE Fund	(9,600)	1,439,852	1,430,252
db X-trackers MSCI Emerging Markets Fund	(555)	(90,178)	(90,733)
db X-trackers MSCI Germany Fund	7,044	47,865	54,909
db X-trackers MSCI Japan Fund	23,250	1,463,381	1,486,631

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db X-trackers MSCI Brazil Fund	$—	$146,291	$146,291
db X-trackers MSCI EAFE Fund	23,000	(641,754)	(618,754)
db X-trackers MSCI Emerging Markets Fund	3,835	62,481	66,316
db X-trackers MSCI Germany Fund	10,190	(204,626)	(194,436)
db X-trackers MSCI Japan Fund	(29,822)	1,369,880	1,340,058

For the year ended May 31, 2013 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
db X-trackers MSCI Brazil Fund	$—	$4,310,396
db X-trackers MSCI EAFE Fund	306,718	21,992,324
db X-trackers MSCI Emerging Markets Fund	58,771	5,010,850
db X-trackers MSCI Germany Fund	151,239	4,394,214
db X-trackers MSCI Japan Fund	367,104	18,852,389

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Trustees. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For its investment advisory services to each Fund, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to 0.60% (with respect to db X-trackers MSCI Brazil Fund), 0.35% (with respect to db X-trackers MSCI EAFE Fund), 0.65% (with respect to db X-trackers MSCI Emerging Markets Fund), 0.50% (with respect db X-trackers MSCI Germany Fund) and 0.50% (with respect db X-trackers MSCI Japan Fund) of its average daily net assets. Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, expenses of the Disinterested Trustees and extraordinary expenses.

Effective September 28, 2012, the Advisor has contractually agreed through September 30, 2013 to waive fees and/or reimburse the Funds’ expenses in order to limit the Funds’ net annual operating expenses to 0.60% (with respect to db X-trackers MSCI Brazil Fund), 0.35% (with respect to db X-trackers MSCI EAFE Fund), 0.65% (with respect to db X-trackers MSCI Emerging Markets Fund), 0.50% (with respect to db X-trackers MSCI Germany Fund) and 0.50% (with respect db X-trackers MSCI Japan Fund) of its average daily net assets, except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses (the “Expense Cap”). In accordance with and as required by the Expense Cap, the Advisor will reimburse the Fund for the Independent Trustee Fees. The Expense Cap will remain in effect until at least September 30, 2013. Prior to September 28, 2012 the Funds did not have an Expense Cap.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

db X-trackers MSCI Brazil Fund

•	20 basis points (0.20%) of the first $100 million in daily net assets; and
•	12 basis points (0.12%) of the next $400 million in daily net assets; and
•	6 basis points (0.06%) of the daily net assets in excess of $500 million.

db X-trackers MSCI EAFE Fund

•	12 basis points (0.12%) of the first $100 million in daily net assets; and
•	8 basis points (0.08%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

db X-trackers MSCI Emerging Markets Fund

•	20 basis points (0.20%) of the first $100 million in daily net assets; and
•	15 basis points (0.15%) of the next $400 million in daily net assets; and
•	6 basis points (0.06%) of the daily net assets in excess of $500 million.

db X-trackers MSCI Germany Fund

•	15 basis points (0.15%) of the first $100 million in daily net assets; and
•	7 basis points (0.07%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

db X-trackers MSCI Japan Fund

•	15 basis points (0.15%) of the first $100 million in daily net assets; and
•	7 basis points (0.07%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The total aggregate fees paid by the Advisor to the Sub-Advisor will be at least $300,000 per year.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Trust pays each Independent Trustee an annual fee of $25,000, plus a fee of $2,500 per meeting attended in-person or $1,500 per meeting attended telephonically. Each Independent Trustee also receives $1,500 per Audit Committee meeting. The Audit Committee Chairman receives $2,000 as an annual retainer fee. The Trust reimburses each Trustee for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Trustees’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

As of May 31, 2013, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db X-trackers MSCI Brazil Fund	$467,341	$—	$(511,860)	$(1,223,088)	$(1,267,607)
db X-trackers MSCI EAFE Fund	1,788,701	—	(266,746)	655,285	2,177,240
db X-trackers MSCI Emerging Markets Fund	256,570	—	(458,394)	(422,101)	(623,925)
db X-trackers MSCI Germany Fund	170,599	—	(541,617)	13,026	(357,992)
db X-trackers MSCI Japan Fund	2,541,866	384,188	—	(4,265,187)	(1,339,133)

The tax character of dividends and distributions declared for the year ended May 31, 2013 and the period June 9, 2011 to May 31, 2012 were as follows:

	Year Ended May 31, 2013
	Ordinary Income	Long-Term
db X-trackers MSCI Brazil Fund	$116,270	$254,690
db X-trackers MSCI EAFE Fund	1,123,541	1,053,575
db X-trackers MSCI Emerging Markets Fund	80,337	50,049
db X-trackers MSCI Germany Fund	89,599	85,500
db X-trackers MSCI Japan Fund	81,785	—

	June 9, 2011 to May 31, 2012
	Ordinary Income	Long-Term
db X-trackers MSCI Brazil Fund	$93,513	$51,008
db X-trackers MSCI EAFE Fund	133,281	—
db X-trackers MSCI Emerging Markets Fund	52,035	77,738
db X-trackers MSCI Germany Fund	38,447	41,640
db X-trackers MSCI Japan Fund	34,346	—

At May 31, 2013, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Post-effective-no expiration short-term	Post-effective-no expiration long-term	Total Amount
db X-trackers MSCI Brazil Fund	$49,375	$48,579	$97,954
db X-trackers MSCI EAFE Fund	—	248,389	248,389
db X-trackers MSCI Emerging Markets Fund	107,625	90,849	198,474
db X-trackers MSCI Germany Fund	61,269	112,729	173,998
db X-trackers MSCI Japan Fund	—	—	—

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended May 31, 2013, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
db X-trackers MSCI Brazil Fund	$413,906
db X-trackers MSCI EAFE Fund	—
db X-trackers MSCI Emerging Markets Fund	259,920
db X-trackers MSCI Germany Fund	367,619
db X-trackers MSCI Japan Fund	—

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss), Passive Foreign Investment Companies (“PFICs”) and redemptions-in-kind. For the fiscal year ended May 31, 2013, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db X-trackers MSCI Brazil Fund	$(19,379)	$19,580	$(201)
db X-trackers MSCI EAFE Fund	565,771	371,926	(937,697)
db X-trackers MSCI Emerging Markets Fund	(15,745)	15,844	(99)
db X-trackers MSCI Germany Fund	38,150	(38,150)	—
db X-trackers MSCI Japan Fund	846,599	(1,720,652)	874,053

As of May 31, 2013, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
db X-trackers MSCI Brazil Fund	$8,816,887	$(1,221,162)	$131,674	$(1,352,836)
db X-trackers MSCI EAFE Fund	73,069,990	635,503	2,235,585	(1,600,082)
db X-trackers MSCI Emerging Markets Fund	9,053,065	(454,670)	493,538	(948,208)
db X-trackers MSCI Germany Fund	4,364,751	(2,181)	—	(2,181)
db X-trackers MSCI Japan Fund	111,791,163	(4,206,115)	1,086,020	(5,292,135)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the year ended May 31, 2013.

	Fair Value 5/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/13	Dividend Income
db X-trackers MSCI EAFE Fund
Deutsche Bank AG (Common Stock)	$104,799	$262,248	$(80,963)	$18,604	$(4,508)	$300,180	$4,572
db X-trackers MSCI Germany Fund
Deutsche Bank AG (Common Stock)	—	204,301	—	(102)	—	204,199	—

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The Sub-Advisor is a wholly-owned subsidiary of The Toronto-Dominion Bank. Therefore, The Toronto-Dominion Bank is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in The Toronto-Dominion Bank securities for the year ended May 31, 2013.

	Fair Value 5/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/13	Dividend Income
db X-trackers MSCI Germany Fund
Toronto-Dominion Bank (The)	$209,761	$24,693	$(246,884)	$11,433	$997	$—	$6,869

6. Investment Portfolio Transactions

For the year ended May 31, 2013, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
db X-trackers MSCI Brazil Fund	$4,814,865	$1,089,678
db X-trackers MSCI EAFE Fund	3,964,646	3,238,838
db X-trackers MSCI Emerging Markets Fund	2,679,259	781,223
db X-trackers MSCI Germany Fund	4,767,119	5,020,848
db X-trackers MSCI Japan Fund	9,732,300	2,217,207

For the year ended May 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
db X-trackers MSCI EAFE Fund	$62,134,060	$22,035,295
db X-trackers MSCI Emerging Markets Fund	2,849,251	—
db X-trackers MSCI Japan Fund	105,235,529	6,681,606

7. Fund Share Transactions

As of May 31, 2013, there were unlimited Fund shares of $0.0001 par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Subsequent Events

The Trust evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

DBX ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DBX ETF Trust (the “Trust”), consisting of: db X-trackers MSCI Brazil Hedged Equity Fund, db X-trackers MSCI EAFE Hedged Equity Fund, db X-trackers MSCI Emerging Markets Hedged Equity Fund, db X-trackers MSCI Germany Hedged Equity Fund, and db X-trackers MSCI Japan Hedged Equity Fund, as of May 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the year ended May 31, 2013 and for the period June 9, 2011 (commencement of operations) to May 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of db X-trackers MSCI Brazil Hedged Equity Fund, db X-trackers MSCI EAFE Hedged Equity Fund, db X-trackers MSCI Emerging Markets Hedged Equity Fund, db X-trackers MSCI Germany Hedged Equity Fund, and db X-trackers MSCI Japan Hedged Equity Fund of DBX ETF Trust at May 31, 2013, the results of their operations for the year then ended and the changes in their net assets and financial highlights for the year ended May 31, 2013 and for the period June 9, 2011 (commencement of operations) to May 31, 2012, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 25, 2013

DBX ETF Trust

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value (“NAV”). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lower offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each Fund included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund, June 9, 2011, through the fiscal year ended May 31, 2013.

Each line in the table shows the number of trading days in which a Fund trades within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db X-trackers MSCI Brazil Fund June 9, 2011 – May 31, 2013	0 — < .25%	28	5.63%	25	5.03%
	.25% — < .50%	20	4.02%	23	4.63%
	.50% — < .75%	30	6.04%	28	5.63%
	.75% — < 1.00%	20	4.02%	23	4.63%
	> = 1.00%	238	47.89%	62	12.47%
	Total:	336	67.60%	161	32.39%
db X-trackers MSCI EAFE Fund June 9, 2011 – May 31, 2013	0 — < .25%	53	10.66%	38	7.65%
	.25% — < .50%	55	11.07%	47	9.46%
	.50% — < .75%	45	9.05%	20	4.02%
	.75% — < 1.00%	39	7.85%	18	3.62%
	> = 1.00%	153	30.78%	29	5.83%
	Total:	345	69.41%	152	30.58%
db X-trackers MSCI Emerging Markets Fund June 9, 2011 – May 31, 2013	0 — < .25%	39	7.85%	27	5.43%
	.25% — < .50%	40	8.05%	16	3.22%
	.50% — < .75%	54	10.86%	19	3.82%
	.75% — < 1.00%	44	8.85%	13	2.62%
	> = 1.00%	222	44.67%	23	4.63%
	Total:	399	80.28%	98	19.72%

DBX ETF Trust

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (Unaudited) (Continued)

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db X-trackers MSCI Germany Fund June 9, 2011 – May 31, 2013	0 — < .25%	105	19.03%	57	4.45%
	.25% — < .50%	107	25.51%	24	1.21%
	.50% — < .75%	89	26.32%	19	1.62%
	.75% — < 1.00%	35	10.12%	12	0.00%
	> = 1.00%	39	10.53%	10	1.21%
	Total:	375	91.50%	122	8.50%
db X-trackers MSCI Japan Fund June 9, 2011 – May 31, 2013	0 — < .25%	52	10.46%	40	8.05%
	.25% — < .50%	63	12.68%	45	9.05%
	.50% — < .75%	48	9.66%	31	6.24%
	.75% — < 1.00%	34	6.84%	24	4.83%
	> = 1.00%	112	22.53%	48	9.66%
	Total:	309	62.17%	188	37.83%

* A basis point equals one-hundredth of one percent (0.01%).

DBX ETF Trust

OFFICERS AND TRUSTEES (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees:
J. David Officer Age: 64 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	Independent Director; Consultant to Pershing LLC (2009-present); Formerly, Consultant, Fidelity (2011), The Dreyfus Corporation (2009-2010); Vice President, The Dreyfus Family of Funds (2010); Vice Chairman, The Dreyfus Corporation (1998-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009); Chief Executive Officer and Chairman, Laurel Capital Advisors (2005-2009); Executive Vice President, The Bank of New York Mellon (2008-2009); President and Chairman, Dreyfus Founders Funds, Inc. (2007-2009); President, Chairman and Chief Executive Officer, Founders Asset Management (2007-2009); Vice President BNY Mellon Funds Trust (2007-2009); President, MBSC Securities Corporation (2007-2009); Vice President, Dreyfus Service Organization, Inc. (2004-2009); Executive Vice President, Mellon Bank, N.A. (1994-2008).	7	GLG Investment Series Trust; The Dreyfus Corporation; MBSC Securities Corporation; Dreyfus Services Corporation; MBSC, LLC; Dreyfus Transfer, Inc.; Dreyfus Service Organization, Inc.; Mellon Residential Funding Corp.; Mellon United National Bank; Laurel Capital Advisors; Mellon United National Bank; Dreyfus Founders Funds, Inc.; Founders Asset Management; Old Westbury Funds LLC.

DBX ETF Trust

OFFICERS AND TRUSTEES (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Stephen R. Byers Age: 59 60 Wall Street New York, New York 10005	Trustee, Member and Chairman of the Audit and Nominating Committees	Since 2011	Retired. Previously, Chief Investment Officer, The Dreyfus Corporation (2000- 2006).	7	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 48 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010); and Vice President, Finance and Government Affairs, Secretary and Treasurer, Elusys Therapeutics, Inc. (2000-2007).	7	Celldex Therapeutics.

DBX ETF Trust

OFFICERS AND TRUSTEES (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee/Officers:*
Alex Depetris Age: 33 60 Wall Street New York, New York 10005	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the DBX Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006- 2008.	12	Director, Chairman of the Board of db-X Exchange Traded Funds Inc.
Martin Kremenstein Age: 36 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006.	N/A	N/A
Michael Gilligan Age: 46 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Strategic Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse, 2007-2008.	N/A	N/A
Frank Gecsedi Age: 45 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).	N/A	N/A

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

At a meeting on February 13, 2013, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Sub-Advisory Agreements (together, the “Agreements”), on behalf of the Trust’s five (5) underlying portfolios (each, a “Fund”, and together, the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement (the “Advisory Agreement”), the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders (including the investment performance of TDAM’s index fund clients); (2) the performance of TDAM with respect to its management of index funds generally, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the competitiveness of the sub-advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Advisory Agreement:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that the Adviser provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing index funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

(ii)	Adviser’s Financial Resources.

In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

(iii)	Competitiveness of Advisory Fee.

The Board considered the competitiveness of the Funds’ fees to other exchange-traded funds (ETFs), and noted that each Fund’s fees were equal to or lower than a peer ETF offered by iShares Trust. The Board noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. The Board also noted that, in contrast to other ETFs comparable to the Funds, the Funds offered a currency hedging component. Based on its review, the Board concluded that the advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability.

The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Funds, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds, and no affiliates of the Adviser had a contractual relationship with the Trust. The Board noted that the Adviser was taking on considerable entrepreneurial risk.

Given the costs of the services provided by and the profits that could be realized by the Adviser in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

(v)	Economies of Scale.

The Board noted that since each Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Sub-Advisory Agreement:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that TDAM proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub-Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM were payable by the Adviser and not the Funds.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

(ii)	Performance of TDAM; TDAM’s Financial Resources.

The Board considered TDAM’s performance in managing the Funds, as well as other index-based portfolios, and its record at minimizing tracking error. The Board concluded that TDAM had generally been able to keep any such tracking error, as well as the Funds’ tracking error, within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

(iii)	Competitiveness of Sub-Advisory Fee.

The Board noted that the fee to be paid to TDAM in respect of each Fund would be paid by the Adviser and not the Fund. The Board further noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability.

The Board considered the asset levels at which TDAM expected to “break-even” with respect to its operation of the Funds, and further noted that the fee paid by the Adviser to the TDAM under the Sub-Advisory Agreement contained breakpoints.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the potential benefits TDAM derives from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Given the costs of the services provided by and the profits that could be realized by TDAM in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

(vi)	Economies of Scale.

The Board noted that since each Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2011 on Form N-PX) is available without charge, upon request, (i) by calling 855-329-3837; (ii) on the Company’s website at www.dbxus.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxus.com.

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2013.

Federal and State Income Tax

	Qualified Divided Income*	Dividends Received Deduction*
db X-trackers MSCI Brazil Fund	10%	0%
db X-trackers MSCI EAFE Fund	61%	0%
db X-trackers MSCI Emerging Markets Fund	46%	0%
db X-trackers MSCI Germany Fund	68%	0%
db X-trackers MSCI Japan Fund	40%	0%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
db X-trackers MSCI Brazil Fund	$151,924	$11,000
db X-trackers MSCI EAFE Fund	887,291	56,783
db X-trackers MSCI Emerging Markets Fund	136,914	15,787
db X-trackers MSCI Germany Fund	—	—
db X-trackers MSCI Japan Fund	288,601	20,436

DBX ETF Trust

PRIVACY POLICY NOTICE (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxus.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 855-329-3837 or visit the website www.dbxus.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. DBX ETF Trust Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investing involves risk, including possible loss of principal. Investing in funds that invest in specific countries or geographic regions may be more volatile than investing in broadly diversified funds. Securities focusing on a single country may be subject to higher volatility.

In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk which can be volatile and may be less liquid than other securities and the effect of varied economic conditions.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with DBX ETF Trust or any other affiliate, nor is it affiliated with The Bank of New York Mellon, or TDAM USA Inc.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. DBX ETF Trust Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. Nor does this company make any representation regarding the advisability of investing in db-X Funds. Index data source: MSCI Inc.

DBX ETF Trust

INVESTMENT ADVISOR

DBX Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

Stephen Byers is the designated financial expert on the Audit Committee of DBX ETF Trust with respect to DBX ETF Trust, Stephen Byers is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $90,000 for 2013 and $90,000 for 2012.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for 2013 and $15,000 for 2012.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2012.

(e)(1)	In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, J. David Officer and George O. Elston.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	August 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	August 2, 2013

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	August 2, 2013

*	Print the name and title of each signing officer under his or her signature.